Baird Short-Term Municipal Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 97.7%	Par	Value
Alabama - 4.4%
Alabama Housing Finance Authority, 3.20%, 01/01/2047 (Callable 07/01/2028) (a)	$3,800,000	$3,816,319
Alabama State University
5.00%, 09/01/2028	550,000	578,233
5.00%, 09/01/2029	750,000	802,228
Bibb County Board of Education, 3.00%, 12/01/2031 (Callable 05/02/2026)	590,000	565,102
Black Belt Energy Gas District
5.00%, 07/01/2027	170,000	173,272
5.25%, 12/01/2028	3,205,000	3,342,233
5.00%, 12/01/2029	1,500,000	1,567,533
5.00%, 12/01/2030	1,500,000	1,575,927
5.00%, 12/01/2031	3,500,000	3,689,177
5.00%, 02/01/2032	1,040,000	1,100,423
5.00%, 05/01/2032	3,000,000	3,167,865
5.00%, 08/01/2032	3,145,000	3,341,049
5.00%, 12/01/2032	2,025,000	2,155,597
5.00%, 12/01/2032	1,000,000	1,054,279
5.00%, 02/01/2033	1,165,000	1,232,032
5.25%, 02/01/2053 (Callable 03/01/2029) (a)	1,535,000	1,610,325
5.00%, 05/01/2053 (a)	8,315,000	8,645,969
Butler County Board of Education/AL, 3.25%, 07/01/2028 (Callable 05/02/2026)	280,000	277,165
City of Phenix City AL, 2.00%, 04/01/2027	735,000	723,685
Clarke County Board of Education/AL, 2.00%, 02/01/2027	245,000	241,091
County of Montgomery AL
4.00%, 03/01/2027	200,000	202,329
4.00%, 03/01/2027	60,000	60,732
5.00%, 03/01/2027 (Callable 05/02/2026)	115,000	115,200
5.00%, 03/01/2029	100,000	105,363
Cullman Utilities Board Water Division, 3.00%, 09/01/2028 (Callable 05/02/2026)	465,000	459,245
Energy Southeast A Cooperative District, 5.00%, 09/01/2027	2,000,000	2,031,798
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030) (a)	6,065,000	6,469,770
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	8,400,000	8,415,243
Lee County Board of Education/AL, 4.00%, 02/01/2029 (Callable 08/01/2026)	700,000	701,930
Lower Alabama Gas District
5.00%, 12/01/2031	740,000	771,592
5.00%, 12/01/2032	800,000	833,929
Montgomery County Board of Education/AL, 3.50%, 09/01/2031 (Callable 05/02/2026)	265,000	255,703
Montgomery County Public Facilities Authority/AL, 5.00%, 03/01/2029 (Callable 09/01/2028)	5,000	5,112
Saraland Board of Education, 3.00%, 06/01/2032 (Callable 05/02/2026)	470,000	455,021
Smiths Water & Sewer Authority, 4.00%, 06/01/2034 (Callable 05/02/2026)	785,000	785,436
Southeast Alabama Gas Supply District, 5.00%, 04/01/2026	1,000,000	1,000,000
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2027	300,000	305,422
5.00%, 11/01/2027	300,000	307,993
5.00%, 11/01/2027	1,975,000	2,012,911
5.00%, 01/01/2028	1,410,000	1,427,273
5.00%, 02/01/2028	825,000	847,872
5.00%, 05/01/2028	375,000	387,092
5.00%, 08/01/2028	1,100,000	1,135,745
5.00%, 10/01/2028	2,000,000	2,078,376
5.00%, 11/01/2028	165,000	171,568
5.00%, 11/01/2028	2,205,000	2,269,080
5.00%, 11/01/2029	1,000,000	1,050,459
5.00%, 09/01/2030	685,000	725,721
5.00%, 10/01/2030 (Callable 07/01/2030)	9,050,000	9,602,667
5.00%, 09/01/2031	1,250,000	1,333,513
5.00%, 11/01/2031	1,880,000	1,949,325
5.00%, 09/01/2032	1,670,000	1,790,240
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	1,305,000	1,388,945
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	6,590,000	6,911,738
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	375,000	376,120
		98,399,967

Alaska - 0.4%
Alaska Housing Finance Corp.
3.75%, 12/01/2042 (Callable 06/01/2028)	1,170,000	1,175,502
6.00%, 12/01/2056	2,600,000	2,879,767
Alaska Industrial Development & Export Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)	2,735,000	2,889,286
Alaska Municipal Bond Bank Authority, 3.50%, 10/01/2030 (Callable 10/01/2027)	300,000	300,938
Alaska Railroad Corp.
5.50%, 10/01/2028 (b)	300,000	313,930
5.50%, 10/01/2029 (b)	350,000	371,652
5.50%, 10/01/2030 (b)	195,000	212,628
5.50%, 10/01/2031 (b)	200,000	220,960
		8,364,663

Arizona - 1.3%
Arizona Industrial Development Authority
5.00%, 07/01/2027 (Callable 07/01/2026)	230,000	230,767
5.00%, 11/01/2028 (Callable 05/01/2028)	7,505,000	7,815,579
5.00%, 07/01/2029 (Callable 07/01/2026)	415,000	416,118
5.00%, 07/01/2030 (Callable 07/01/2026)	400,000	400,962
1.79%, 09/01/2030 (a)(c)(d)	1,918,538	1,802,153
6.00%, 07/01/2037 (Callable 07/01/2027) (c)	1,900,000	1,938,040
Chandler Industrial Development Authority, 4.00%, 06/01/2049 (Callable 02/01/2029) (a)(b)	1,295,000	1,311,474
City of Mesa AZ Utility System Revenue, 3.25%, 07/01/2029 (Callable 05/02/2026)	190,000	189,345
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2031 (Callable 07/01/2027)	2,000,000	2,056,314
5.00%, 07/01/2032 (Callable 07/01/2028) (b)	3,170,000	3,287,634
City of Yuma Municipal Property Corp., 3.00%, 07/01/2030 (Callable 05/02/2026)	135,000	134,984
Coconino County Jail District
5.00%, 07/01/2027	325,000	333,714
5.00%, 07/01/2028	340,000	356,721
Glendale Industrial Development Authority
4.00%, 05/15/2026 (Callable 04/22/2026)	420,000	419,750
4.00%, 05/15/2027 (Callable 04/22/2026)	620,000	617,209
4.00%, 05/15/2030 (Callable 04/22/2026)	1,570,000	1,537,122
4.00%, 05/15/2031 (Callable 05/15/2026)	450,000	437,140
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 10/15/2028	400,000	420,978
5.00%, 10/15/2029	1,195,000	1,278,613
5.00%, 10/15/2030	1,250,000	1,356,268
5.00%, 10/15/2031	1,315,000	1,444,294
5.00%, 10/15/2032	1,380,000	1,530,793
Yuma County Elementary School District No 13 Crane
5.00%, 07/01/2027	145,000	149,068
5.00%, 07/01/2028	165,000	173,111
5.00%, 07/01/2029	195,000	208,324
5.00%, 07/01/2031	445,000	489,303
		30,335,778

Arkansas - 1.1%
Arkansas Development Finance Authority
4.00%, 07/01/2026	190,000	189,941
5.00%, 02/01/2027	750,000	759,183
4.00%, 07/01/2027	225,000	224,938
5.00%, 02/01/2028	815,000	835,564
4.00%, 07/01/2028	230,000	227,167
5.00%, 02/01/2029	1,000,000	1,033,037
5.00%, 07/01/2054 (Callable 07/01/2033)	3,100,000	3,248,404
Batesville Public Facilities Board, 5.00%, 06/01/2026	850,000	850,348
City of Bella Vista AR Sales & Use Tax Revenue, 3.38%, 03/01/2040 (Callable 03/01/2031)	2,760,000	2,721,686
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	130,000	128,813
City of Centerton AR Sales & Use Tax Revenue, 4.00%, 11/01/2054 (Callable 11/01/2032)	3,015,000	3,043,651
City of Conway AR Telecommunications Revenue
5.00%, 12/01/2027	275,000	283,906
5.00%, 12/01/2028	200,000	209,584
5.00%, 12/01/2029	330,000	353,740
5.00%, 12/01/2030	325,000	353,160
5.00%, 12/01/2031	250,000	274,273
5.00%, 12/01/2032	360,000	397,417
City of Dardanelle AR Water & Sewer Revenue Sales & Use Tax, 4.00%, 10/01/2032 (Callable 04/01/2031)	2,145,000	2,211,328
City of Elkins AR Sales & Use Tax Revenue
1.50%, 09/01/2046 (Callable 09/01/2026)	55,000	54,253
1.50%, 09/01/2046 (Callable 09/01/2026)	45,000	44,389
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	375,000	366,738
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 05/02/2026)	255,000	255,279
City of Jonesboro AR
6.00%, 08/01/2029	115,000	125,357
6.00%, 08/01/2030	120,000	133,244
5.00%, 08/01/2032 (Callable 02/01/2031)	100,000	108,914
City of Little Rock AR, 3.63%, 02/01/2045 (Callable 02/01/2030)	2,300,000	2,266,004
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)	355,000	351,833
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	120,000	117,745
City of Rogers AR Water Revenue, 3.00%, 11/01/2032 (Callable 05/02/2026)	1,525,000	1,467,292
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2026	265,000	268,588
5.00%, 12/01/2027	200,000	206,444
5.00%, 12/01/2029	255,000	272,154
5.00%, 12/01/2030	200,000	215,791
City of West Memphis AR Sales & Use Tax Revenue, 5.00%, 06/01/2033 (Callable 06/01/2032)	1,615,000	1,758,252
		25,358,417

California - 3.3%
California Community Choice Financing Authority
5.00%, 10/01/2027	700,000	712,792
5.00%, 10/01/2028	475,000	488,327
5.00%, 10/01/2029	650,000	673,120
5.00%, 11/01/2029	570,000	600,727
5.00%, 01/01/2055 (Callable 09/01/2032) (a)	2,000,000	2,042,007
5.00%, 02/01/2055 (Callable 06/01/2032) (a)	2,540,000	2,688,440
5.00%, 08/01/2055 (Callable 07/01/2032) (a)	4,015,000	4,166,196
California Health Facilities Financing Authority, 5.00%, 12/01/2032 (Callable 09/01/2032)	6,000,000	6,552,542
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027) (c)	1,515,000	1,535,703
California Infrastructure & Economic Development Bank
3.12% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 04/22/2026)	2,550,000	2,547,879
1.75%, 08/01/2055 (Callable 05/02/2026) (a)	1,265,000	1,253,073
California Municipal Finance Authority
4.00%, 10/01/2031 (Callable 10/01/2026)	2,285,000	2,290,558
4.00%, 10/01/2032 (Callable 10/01/2026)	1,015,000	1,017,217
3.20%, 09/01/2045 (Callable 02/01/2027) (a)	710,000	710,375
2.88%, 10/01/2045 (a)(b)	1,500,000	1,499,191
2.88%, 11/01/2046 (a)(b)	1,250,000	1,249,326
3.38%, 09/01/2050 (Callable 06/05/2028) (a)(b)	1,000,000	993,045
2.80%, 03/01/2056 (a)(b)	4,000,000	3,997,209
California Pollution Control Financing Authority, 3.25%, 11/01/2042 (a)(b)(c)	4,000,000	3,999,696
California Public Finance Authority
5.70%, 06/01/2034 (Callable 06/01/2031) (c)	1,500,000	1,515,299
5.10%, 04/01/2066 (Callable 04/01/2031) (a)(c)	1,540,000	1,531,841
Cathedral City Public Financing Authority, 0.00%, 08/01/2032 (e)	1,085,000	867,581
Central Valley Energy Authority
5.00%, 08/01/2029	270,000	281,925
5.00%, 08/01/2031	725,000	763,593
5.00%, 08/01/2032	850,000	896,150
5.00%, 08/01/2033	1,000,000	1,054,921
City of Big Bear Lake Department of Water & Power, 3.05%, 02/01/2029 (Callable 08/01/2027) (c)	2,275,000	2,248,461
City of Los Angeles Department of Airports, 5.00%, 05/15/2027 (b)	1,000,000	1,024,929
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	913,799	849,248
Fruitvale School District/CA, 0.00%, 08/01/2029 (e)	3,240,000	2,781,207
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2026) (a)	2,880,000	2,878,685
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 04/22/2026) (c)	3,223,000	3,222,994
Keyes Union School District, 0.00%, 02/01/2032 (e)	610,000	489,615
Lincoln Unified School District
0.00%, 09/01/2028 (e)	950,000	869,911
0.00%, 09/01/2030 (e)	425,000	359,703
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 04/22/2026) (a)	1,705,000	1,705,678
Los Angeles Department of Water & Power
5.00%, 07/01/2029 (Callable 01/01/2027)	315,000	320,153
5.00%, 07/01/2029 (Callable 01/01/2028)	600,000	621,166
5.00%, 07/01/2030 (Callable 01/01/2027)	1,785,000	1,812,670
5.00%, 07/01/2032 (Callable 01/01/2027)	1,260,000	1,277,915
5.00%, 07/01/2034 (Callable 07/01/2028)	545,000	564,831
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027) (e)	4,520,000	4,017,511
Oakley Union Elementary School District, 3.50%, 08/01/2029 (Callable 05/02/2026)	500,000	500,160
Riverside County Redevelopment Successor Agency, 3.00%, 10/01/2032 (Callable 10/01/2027)	750,000	732,570
San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2030	450,000	482,076
San Mateo Union High School District, 0.00%, 09/01/2033 (e)	650,000	660,343
Tustin Unified School District, 5.00%, 09/01/2031 (Callable 05/02/2026)	1,000,000	1,000,634
Wasco Union Elementary School District, 3.13%, 08/01/2032 (Callable 08/01/2026)	695,000	678,592
Washington Township Health Care District, 5.00%, 07/01/2030 (Callable 07/01/2029)	500,000	516,472
		75,544,257

Colorado - 2.5%
Arkansas River Power Authority, 5.00%, 10/01/2030 (Callable 10/01/2028)	250,000	259,049
City & County of Denver CO Airport System Revenue
5.25%, 11/15/2026 (b)	2,000,000	2,030,123
5.00%, 12/01/2033 (Callable 12/01/2028) (b)	3,550,000	3,686,511
Colorado Educational & Cultural Facilities Authority, 5.00%, 06/15/2027 (Callable 06/15/2026)	635,000	637,171
Colorado Health Facilities Authority
5.00%, 05/15/2026	475,000	475,904
5.00%, 05/15/2027	400,000	406,921
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	254,902
5.00%, 08/01/2028	1,335,000	1,393,619
5.00%, 09/01/2029	3,250,000	3,447,896
5.00%, 12/01/2029 (Callable 06/01/2026)	150,000	150,499
3.50%, 05/15/2030 (Callable 05/02/2026)	3,200,000	3,147,775
5.00%, 11/15/2060 (Callable 11/15/2029) (a)	2,000,000	2,158,699
2.97% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 04/22/2026)	1,000,000	999,835
5.00%, 05/15/2062 (Callable 08/15/2027) (a)	4,865,000	5,114,837
Colorado Housing and Finance Authority
3.25%, 10/01/2028	8,885,000	8,882,298
3.25%, 04/01/2029	7,075,000	7,065,554
4.00%, 05/01/2048 (Callable 11/01/2026)	145,000	145,333
4.25%, 11/01/2049 (Callable 11/01/2028)	350,000	353,151
6.25%, 05/01/2055 (Callable 05/01/2033)	3,500,000	3,918,003
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029	500,000	532,399
County of Eagle CO, 5.00%, 12/01/2034	1,825,000	1,972,517
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 05/02/2026)	255,000	255,070
Denver West Metropolitan District, 3.75%, 12/01/2034 (Callable 05/02/2026)	355,000	338,042
Eagle River Water & Sanitation District Water Subdistrict, 4.00%, 12/01/2027 (Callable 05/02/2026)	145,000	145,040
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2027	200,000	206,748
5.00%, 12/01/2028	200,000	210,165
5.00%, 12/01/2029	205,000	218,651
5.00%, 12/01/2030	370,000	399,564
Grand River Hospital District, 5.25%, 12/01/2034 (Callable 12/01/2028)	1,440,000	1,496,844
Lanterns Metropolitan District No 1
5.00%, 12/01/2027	185,000	190,175
5.00%, 12/01/2028	165,000	172,465
5.00%, 12/01/2029 (Callable 12/01/2028)	155,000	164,161
5.00%, 12/01/2030 (Callable 12/01/2028)	175,000	187,269
Mirabelle Metropolitan District No 2
5.00%, 12/01/2026	200,000	202,538
5.00%, 12/01/2027	110,000	113,330
5.00%, 12/01/2028	240,000	251,485
5.00%, 12/01/2029	200,000	212,460
5.00%, 12/01/2030 (Callable 03/01/2030)	275,000	295,488
5.00%, 12/01/2031 (Callable 03/01/2030)	300,000	325,517
5.00%, 12/01/2032 (Callable 03/01/2030)	320,000	346,683
5.00%, 12/01/2033 (Callable 03/01/2030)	340,000	367,142
Ravenna Metropolitan District
5.00%, 12/01/2026	240,000	242,998
5.00%, 12/01/2028	290,000	303,601
5.00%, 12/01/2029	315,000	334,290
Regional Transportation District, 5.00%, 01/15/2028	1,000,000	1,028,155
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 04/22/2026)	135,000	136,971
5.00%, 12/15/2027 (Callable 04/22/2026)	195,000	199,093
		55,376,941

Connecticut - 0.8%
Bridgeport Housing Authority, 5.00%, 06/01/2030	4,625,000	4,597,739
City of West Haven CT, 4.00%, 09/15/2027	490,000	495,491
Connecticut Housing Finance Authority
3.25%, 11/15/2032 (Callable 05/15/2028)	135,000	131,514
4.00%, 11/15/2045 (Callable 11/15/2027)	35,000	35,198
4.00%, 11/15/2049 (Callable 11/15/2028)	1,310,000	1,323,975
3.50%, 11/15/2051 (Callable 05/15/2031)	920,000	915,052
Connecticut State Health & Educational Facilities Authority
3.20%, 07/01/2037 (a)	3,250,000	3,254,710
2.95%, 07/01/2049 (a)	1,205,000	1,209,997
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2027 (b)	665,000	682,064
5.00%, 11/15/2045 (Callable 05/05/2026) (a)(b)	2,000,000	2,002,127
Stamford Housing Authority, 5.38%, 10/01/2033	3,000,000	3,025,776
State of Connecticut, 3.25%, 03/15/2030 (Callable 04/22/2026)	185,000	185,027
Waterbury Housing Authority, 3.30%, 03/01/2028 (Callable 03/01/2027) (a)	210,000	210,671
		18,069,341

Delaware - 0.5%
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 05/02/2026)	1,000,000	1,000,326
Delaware State Housing Authority
2.60%, 07/01/2043 (Callable 04/22/2026)	73,679	63,613
6.00%, 01/01/2055 (Callable 07/01/2033)	1,110,000	1,215,166
6.00%, 01/01/2056 (Callable 01/01/2034)	4,995,000	5,491,531
State of Delaware, 5.00%, 02/01/2034 (Callable 02/01/2028)	3,000,000	3,111,043
		10,881,679

District of Columbia - 0.3%
District of Columbia, 3.00%, 06/01/2030	1,620,000	1,570,336
District of Columbia Housing Finance Agency, 5.00%, 03/01/2029 (Callable 02/01/2028) (a)	2,000,000	2,066,256
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029 (e)	385,000	344,371
Washington Convention & Sports Authority, 5.00%, 10/01/2030 (Callable 10/01/2027)	2,015,000	2,068,999
		6,049,962

Florida - 3.3%
Capital Projects Finance Authority/FL
5.00%, 10/01/2026	1,000,000	1,007,700
5.00%, 10/01/2028	1,000,000	1,034,815
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029) (c)	610,000	636,594
City of Atlantic Beach FL, 5.00%, 11/15/2033 (Callable 05/02/2026)	400,000	409,393
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	1,190,000	1,206,095
4.45%, 03/01/2028	1,410,000	1,440,466
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	458,423
City of Lakeland FL Department of Electric Utilities, 3.13%, 10/01/2031 (Callable 04/22/2026)	150,000	149,541
City of Leesburg FL Utility System Revenue, 3.63%, 10/01/2034 (Callable 05/02/2026)	210,000	210,003
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030) (a)	2,000,000	2,152,884
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 05/02/2026)	955,000	956,184
5.00%, 12/01/2027 (Callable 05/02/2026)	400,000	400,471
4.00%, 12/01/2035 (Callable 05/02/2026)	1,980,000	1,898,570
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028) (a)	1,300,000	1,375,403
Colonial Country Club Community Development District/FL, 4.00%, 05/01/2029 (Callable 05/02/2026)	1,015,000	1,015,169
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026 (b)	3,015,000	3,039,874
County of Miami-Dade FL, 4.50%, 03/01/2033 (Callable 05/02/2026)	240,000	240,218
County of Okaloosa FL, 4.38%, 05/15/2035 (Callable 05/15/2032) (c)	1,640,000	1,646,127
County of Osceola FL Transportation Revenue
0.00%, 10/01/2028 (e)	500,000	455,855
5.00%, 10/01/2030 (Callable 10/01/2029)	560,000	583,270
Florida Development Finance Corp.
5.00%, 06/15/2026	1,310,000	1,314,185
5.00%, 06/15/2026	405,000	406,294
5.00%, 11/15/2026	1,065,000	1,079,080
5.00%, 06/15/2027	590,000	601,466
5.00%, 06/15/2027	545,000	555,591
5.00%, 06/15/2028 (Callable 06/15/2027)	540,000	549,084
5.25%, 06/15/2029 (Callable 06/15/2027) (c)	2,850,000	2,855,908
3.00%, 07/01/2031 (c)	1,180,000	1,142,360
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033) (c)	3,100,000	3,127,385
Florida Housing Finance Corp.
3.15%, 12/01/2028 (Callable 12/01/2027) (a)	1,890,000	1,892,996
6.00%, 01/01/2057	2,750,000	3,081,965
Florida Local Government Finance Commission
4.20%, 11/15/2030 (Callable 11/15/2027) (c)	1,000,000	1,002,776
4.45%, 11/15/2031 (Callable 05/15/2028) (c)	4,000,000	4,011,498
Greater Orlando Aviation Authority, 5.00%, 10/01/2030 (Callable 10/01/2029) (b)	3,580,000	3,799,976
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	247,632
Lee County Housing Finance Authority
3.50%, 12/01/2042 (Callable 06/01/2027) (a)	2,100,000	2,109,723
2.65%, 12/01/2047 (Callable 11/01/2028) (a)	3,018,000	2,957,891
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)	1,550,000	1,555,954
4.75%, 11/15/2029 (Callable 11/15/2026)	1,500,000	1,506,611
Miami-Dade County Housing Finance Authority, 3.25%, 02/01/2044 (Callable 08/01/2028) (a)	6,000,000	6,024,716
Northern Palm Beach County Improvement District
5.00%, 08/01/2027	650,000	666,310
5.00%, 08/01/2028	455,000	473,820
5.00%, 08/01/2029	400,000	422,421
Orange County Housing Finance Authority
4.25%, 09/01/2049 (Callable 09/01/2027)	130,000	131,124
6.00%, 09/01/2056 (Callable 03/01/2034)	5,575,000	6,119,504
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2031 (Callable 05/15/2027)	60,000	60,687
Pinellas County Housing Authority, 1.00%, 11/01/2027	1,065,000	1,041,453
Pinellas County Housing Finance Authority, 3.30%, 01/01/2042 (Callable 04/22/2026) (a)	115,000	115,019
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	965,000	982,512
Polk County Industrial Development Authority/FL, 4.83%, 06/15/2035 (Callable 06/15/2034) (c)	1,615,000	1,608,682
School Board of Miami-Dade County, 3.25%, 02/01/2033 (Callable 05/02/2026)	150,000	148,195
School District of Broward County/FL, 5.00%, 07/01/2034 (Callable 07/01/2030)	1,145,000	1,220,380
Seminole County Industrial Development Authority
4.00%, 06/15/2026 (c)	155,000	154,853
4.00%, 06/15/2027 (c)	240,000	239,016
State of Florida, 3.13%, 06/01/2033 (Callable 06/01/2026)	50,000	49,085
State of Florida Department of Transportation Turnpike System Revenue, 3.35%, 07/01/2028 (Callable 05/02/2026)	110,000	110,033
Viera East Community Development District, 2.00%, 05/01/2027	380,000	371,886
		74,055,126

Georgia - 2.1%
Association County Commissioners of Georgia, 5.00%, 07/15/2030	260,000	268,966
Athens Housing Authority, 3.23%, 06/01/2045 (Callable 07/01/2028) (a)	3,600,000	3,613,029
Atlanta Urban Residential Finance Authority, 3.20%, 02/01/2030 (Callable 08/01/2028) (a)	2,000,000	2,007,215
Bartow County Development Authority, 1.80%, 09/01/2029 (Callable 11/19/2026) (a)	1,100,000	1,018,793
Board of Water Light & Sinking Fund Commissioners of The City of Dalton
5.00%, 03/01/2029 (Callable 03/01/2027)	1,195,000	1,216,813
5.00%, 03/01/2031 (Callable 03/01/2027)	1,900,000	1,932,040
Charlton County School District
6.00%, 04/01/2027	135,000	139,416
6.00%, 04/01/2028	450,000	479,463
6.00%, 04/01/2030	400,000	449,123
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 05/02/2026)	100,000	100,051
City of Chickamauga GA, 3.50%, 10/01/2032 (Callable 10/01/2026)	285,000	285,482
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2033 (Callable 04/01/2027)	780,000	793,915
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	170,000	172,235
Columbus County Housing Authority, 3.30%, 11/01/2028 (a)	1,100,000	1,104,755
Dalton Whitfield County Joint Development Authority, 5.00%, 08/15/2033 (Callable 02/15/2028)	765,000	786,135
DeKalb County Housing Authority
5.00%, 12/01/2032	2,250,000	2,380,908
5.00%, 12/01/2034 (Callable 12/01/2031)	3,500,000	3,713,916
Georgia Housing & Finance Authority
5.00%, 06/01/2032	250,000	274,369
5.00%, 12/01/2032	400,000	440,869
3.25%, 12/01/2033 (Callable 12/01/2026)	50,000	49,287
Housing Authority of the City of Waycross, 5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,180,000	2,223,213
Main Street Natural Gas, Inc.
5.00%, 12/01/2027	1,000,000	1,023,705
5.00%, 12/01/2029	500,000	525,490
5.00%, 06/01/2030	750,000	790,768
5.00%, 12/01/2030	1,185,000	1,251,208
5.00%, 06/01/2031	1,410,000	1,491,784
5.00%, 12/01/2031	2,200,000	2,317,768
4.00%, 03/01/2050 (Callable 06/01/2026) (a)	4,680,000	4,693,002
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	3,715,000	3,758,274
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(c)	3,500,000	3,492,488
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	1,920,000	2,013,194
5.00%, 04/01/2054 (Callable 01/02/2031) (a)	905,000	960,892
5.00%, 06/01/2055 (Callable 03/01/2032) (a)	100,000	106,942
Savannah Housing Authority, 5.00%, 03/01/2028 (Callable 03/01/2027) (a)	600,000	610,906
		46,486,414

Idaho - 0.3%
Idaho Health Facilities Authority, 5.50%, 12/01/2026 (Callable 05/02/2026)	400,000	401,267
Idaho Housing & Finance Association, 6.25%, 01/01/2056 (Callable 07/01/2033)	2,250,000	2,532,564
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	4,350,000	4,395,122
		7,328,953

Illinois - 5.3%
AERO Special Education Cooperative, 3.00%, 12/01/2033 (Callable 12/01/2029)	285,000	268,883
Board of Trustees of the University of Illinois, 5.50%, 04/01/2034	1,275,000	1,390,219
Bureau Whiteside & Lee Counties Community Unit School District No 340 Bureau Vly
5.00%, 12/01/2026	860,000	871,131
5.00%, 12/01/2027	400,000	412,426
5.00%, 12/01/2028	425,000	445,254
5.00%, 12/01/2029	300,000	318,574
5.00%, 12/01/2030	650,000	698,109
5.00%, 12/01/2031	650,000	705,720
5.00%, 12/01/2032	300,000	327,610
5.00%, 12/01/2033	165,000	181,221
Central Lake County Joint Action Water Agency, 3.00%, 05/01/2027 (Callable 05/02/2026)	500,000	497,900
Channahon Fire Protection District, 3.00%, 01/01/2034 (Callable 01/01/2030)	295,000	279,752
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,012,795
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,567,162
City of Galesburg IL
5.00%, 10/01/2026	145,000	145,909
5.00%, 10/01/2027	225,000	227,803
5.00%, 10/01/2028	450,000	456,946
City of Hillsboro IL, 5.00%, 12/01/2034	1,010,000	1,090,783
City of Kankakee IL
5.00%, 01/01/2032	415,000	450,022
5.00%, 01/01/2033	200,000	218,383
City of O'Fallon IL, 3.20%, 12/01/2029 (Callable 12/01/2026)	500,000	500,239
City of Palos Heights IL, 3.50%, 12/01/2031 (Callable 05/02/2026)	400,000	394,032
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 05/02/2026)	365,000	365,047
City of Rock Falls IL, 4.00%, 10/01/2034 (Callable 10/01/2026)	490,000	490,482
City of Springfield IL, 5.00%, 12/01/2031 (Callable 05/02/2026)	325,000	325,536
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2027 (e)	3,005,000	2,930,636
Cook County Community School District No 147 West Harvey-Dixmoor, 4.00%, 12/01/2030	1,215,000	1,200,406
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2031	1,500,000	1,628,044
Cook County School District No 69 Skokie, 4.00%, 12/01/2031 (Callable 12/01/2028)	820,000	838,714
Cook County School District No 89 Maywood, 0.00%, 12/15/2028 (e)	200,000	181,635
County of Champaign IL, 5.00%, 01/01/2027	475,000	483,390
County of Warren IL
5.00%, 12/30/2031	290,000	314,612
5.00%, 12/30/2032	290,000	316,641
Crawford Hospital District
4.00%, 01/01/2030	360,000	362,654
4.00%, 01/01/2032 (Callable 01/01/2031)	390,000	391,217
DuPage County School District No 60 Maercker, 3.25%, 12/30/2030 (Callable 12/30/2027)	100,000	100,250
Grundy Kendall & Will Counties Community High School District No 111 Minooka, 5.00%, 12/01/2034 (Callable 12/01/2032)	650,000	715,562
Illinois Finance Authority
5.00%, 04/01/2026	150,000	150,000
5.00%, 12/01/2026 (Callable 06/01/2026)	500,000	501,991
3.00%, 12/01/2027 (Callable 04/22/2026)	305,000	305,026
5.00%, 02/15/2028 (Callable 08/15/2027)	810,000	821,709
4.30%, 08/01/2028 (c)	930,000	937,409
5.00%, 02/15/2029 (Callable 08/15/2027)	400,000	404,731
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,586,760
5.00%, 07/01/2030	375,000	392,790
4.10%, 05/01/2031 (Callable 11/01/2027)	2,665,000	2,657,814
3.69% (SOFR + 1.15%), 11/01/2034 (Callable 05/02/2026)	2,895,000	2,898,594
Illinois Housing Development Authority
2.95%, 04/01/2027	160,000	159,996
2.95%, 10/01/2027	200,000	199,927
3.00%, 04/01/2028	225,000	224,924
3.05%, 10/01/2028	235,000	234,878
3.15%, 02/01/2029 (Callable 02/01/2028) (a)	2,940,000	2,944,904
3.10%, 04/01/2029	245,000	245,306
3.00%, 05/01/2029 (Callable 11/01/2027) (a)	1,825,000	1,823,561
3.20%, 10/01/2029	180,000	179,989
3.35%, 04/01/2030	470,000	470,389
2.45%, 06/01/2043 (Callable 05/02/2026)	137,244	116,646
3.38%, 07/01/2045 (Callable 01/01/2027) (a)	125,000	125,367
4.50%, 10/01/2048 (Callable 04/01/2028)	205,000	206,829
3.75%, 04/01/2050 (Callable 04/01/2029)	625,000	625,371
6.25%, 10/01/2052 (Callable 04/01/2032)	3,570,000	3,812,799
5.25%, 04/01/2053 (Callable 10/01/2032)	3,055,000	3,246,593
6.25%, 04/01/2054 (Callable 10/01/2032)	2,575,000	2,785,639
6.25%, 10/01/2054 (Callable 10/01/2032)	1,810,000	2,007,750
6.25%, 10/01/2055 (Callable 10/01/2033)	2,985,000	3,361,846
Illinois Sports Facilities Authority, 5.00%, 06/15/2032 (Callable 06/15/2031)	220,000	232,142
Illinois State Toll Highway Authority, 5.00%, 12/01/2031 (Callable 05/02/2026)	2,885,000	2,889,892
Jefferson County Township High School District No 201 Mt Vernon, 6.38%, 10/15/2034 (Callable 12/30/2026)	500,000	511,586
Joliet Park District, 5.00%, 02/01/2027	605,000	613,546
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026	1,145,000	1,151,526
Knox & Warren Counties Community Unit School District No 205 Galesburg
5.00%, 12/01/2030 (Callable 12/01/2027)	1,875,000	1,927,966
5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,029,412
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 5.00%, 12/01/2031	640,000	696,356
La Salle & De Kalb Counties Community Unit School District No 1 Leland, 3.00%, 12/30/2027 (Callable 05/02/2026)	390,000	386,348
La Salle Bureau & Lee Counties Community Consolidated School District 289
5.00%, 12/01/2028	990,000	1,035,972
5.00%, 12/01/2029	1,465,000	1,554,314
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2028	455,000	468,862
5.00%, 01/01/2029	555,000	580,089
5.00%, 01/01/2030	570,000	602,613
Lake County Forest Preserve District, 2.00%, 12/15/2033 (Callable 12/15/2029)	540,000	455,974
Lake County School District No 1 Winthrop Harbor
4.00%, 02/01/2029 (Callable 05/02/2026)	340,000	340,308
4.00%, 02/01/2031 (Callable 05/02/2026)	365,000	365,282
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2027 (e)	1,010,000	973,835
0.00%, 06/15/2028 (e)	2,790,000	2,599,771
0.00%, 12/15/2029 (e)	295,000	260,861
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2029	555,000	583,676
5.00%, 01/01/2030	250,000	267,032
Morgan Greene & Macoupin Counties Community Unit School District No 1 Franklin, 3.50%, 12/15/2030 (Callable 05/02/2026)	160,000	160,053
Northeastern Illinois University
5.00%, 07/01/2028	820,000	850,859
5.00%, 07/01/2031	600,000	642,558
Northern Illinois University
5.00%, 04/01/2027	1,180,000	1,202,571
5.00%, 04/01/2028	650,000	674,175
5.00%, 10/01/2029	780,000	826,063
Ogle & Lee Counties Community Consolidated School District No 231 Rochelle, 3.00%, 02/01/2032 (Callable 02/01/2028)	440,000	422,527
Park Ridge Park District, 2.50%, 12/01/2028	1,540,000	1,505,459
Sales Tax Securitization Corp., 5.00%, 01/01/2033 (Callable 01/01/2030)	700,000	741,711
Shelby Christian Macon Counties Community School District No. 21, 4.00%, 12/01/2026 (Callable 05/02/2026)	435,000	435,003
Southern Illinois University
5.00%, 02/15/2027	1,000,000	1,016,173
5.00%, 02/15/2028	1,000,000	1,039,539
5.00%, 02/15/2029	700,000	740,999
5.00%, 02/15/2030	450,000	483,355
5.00%, 02/15/2031	320,000	347,869
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,347,044
5.00%, 12/01/2028	1,500,000	1,584,097
Southwestern Illinois Development Authority
5.00%, 12/01/2028	315,000	331,002
5.00%, 12/01/2029	180,000	191,980
5.00%, 12/01/2030	590,000	637,116
5.00%, 12/01/2031	910,000	993,410
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 05/02/2026)	455,000	455,489
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2027	180,000	182,884
5.00%, 01/01/2028	200,000	207,169
5.00%, 01/01/2029	300,000	316,170
5.00%, 01/01/2030	225,000	240,506
5.00%, 01/01/2031	250,000	270,235
St Clair County Community Unit School District No 19 Mascoutah, 4.00%, 02/01/2028 (Callable 05/02/2026)	100,000	100,116
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026	6,580,000	6,611,964
Stephenson County School District No 145 Freeport
5.00%, 10/01/2031	375,000	403,388
5.00%, 10/01/2032	325,000	351,622
5.00%, 10/01/2033	405,000	439,770
Taylorville Community Pleasure Driveway & Park District, 5.00%, 12/01/2033	1,980,000	2,127,357
Tazewell & Woodford Counties Community Unit School District No 701
4.00%, 12/01/2032 (Callable 12/01/2026)	310,000	311,253
4.00%, 12/01/2033 (Callable 12/01/2026)	350,000	351,126
United City of Yorkville IL, 4.05%, 12/01/2027 (Callable 05/02/2026)	120,000	120,109
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	1,050,000	1,091,080
Village of Gilberts IL, 3.50%, 03/01/2030	2,995,000	2,996,122
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	1,910,000	1,919,694
Village of Romeoville IL, 5.00%, 10/01/2030 (Callable 04/22/2026)	1,000,000	1,000,301
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2027	365,000	371,087
5.00%, 01/15/2028	490,000	508,103
5.00%, 01/15/2029	490,000	515,904
Will County School District No 159 Mokena, 4.00%, 12/01/2031 (Callable 05/02/2026)	495,000	495,085
Williamson Jackson Etc Counties Community College Dist No 530 John A Logan Clg, 3.50%, 06/01/2036 (Callable 04/27/2026) (a)(d)	5,580,000	5,574,340
		120,197,037

Indiana - 2.0%
Avon Community School Building Corp., 3.25%, 07/15/2032	5,390,000	5,385,168
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2032 (Callable 07/15/2026)	4,475,000	4,498,856
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 05/02/2026)	6,980,000	6,961,418
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 05/02/2026)	1,750,000	1,746,675
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 05/02/2026)	375,000	375,252
Clarksville Redevelopment District, 4.00%, 07/15/2032 (Callable 05/02/2026)	840,000	840,478
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,526,315
Evansville Redevelopment Authority, 4.00%, 02/01/2034 (Callable 02/01/2027)	1,000,000	1,002,394
Evansville Redevelopment District, 3.00%, 08/01/2031 (Callable 05/02/2026)	500,000	487,200
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,348,139
5.00%, 07/15/2027	1,390,000	1,428,359
Gary Chicago International Airport Authority
5.00%, 02/01/2027	125,000	127,045
5.00%, 02/01/2028	155,000	160,436
5.00%, 02/01/2029	125,000	131,522
5.00%, 02/01/2030	150,000	159,729
5.00%, 02/01/2031	225,000	242,212
Highland Multi School Building Corp., 3.00%, 07/15/2027 (Callable 04/22/2026)	470,000	470,001
Indiana Finance Authority
5.00%, 07/01/2026	730,000	732,826
5.00%, 09/01/2026	1,520,000	1,525,809
5.00%, 09/01/2026	125,000	126,048
5.00%, 09/01/2027	155,000	159,300
5.00%, 09/15/2027	1,410,000	1,434,637
5.00%, 09/01/2028	230,000	240,374
5.00%, 10/01/2028	260,000	262,137
5.00%, 07/01/2029	1,595,000	1,658,651
5.00%, 09/01/2029	225,000	238,700
5.00%, 09/01/2030	250,000	268,565
5.00%, 02/01/2033 (Callable 02/01/2029)	805,000	849,791
5.00%, 10/01/2064 (Callable 10/01/2028) (a)	5,000,000	5,353,644
Indiana Housing & Community Development Authority, 3.50%, 01/01/2049 (Callable 01/01/2029)	440,000	439,054
Indiana Secondary Market for Education Loans, Inc.
5.00%, 06/01/2028 (b)	400,000	410,740
5.00%, 06/01/2029 (b)	500,000	518,185
Monroe-Gregg Grade School Building Corp., 3.50%, 07/15/2033 (Callable 01/15/2027)	555,000	555,359
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2027	445,000	452,806
Noblesville Multi School Building Corp., 3.00%, 01/15/2027 (Callable 05/02/2026)	500,000	500,030
North Lawrence Community Schools/IN
5.00%, 07/15/2026	600,000	602,930
5.00%, 07/15/2027	325,000	334,011
Shelbyville Redevelopment Authority, 3.00%, 08/01/2029 (Callable 02/01/2029)	885,000	867,779
Tippecanoe County School Building Corp., 5.00%, 01/15/2027	300,000	305,144
Tippecanoe Valley Akron School Building Corp., 4.00%, 07/15/2030 (Callable 07/15/2026)	325,000	325,730
Westfield-Washington Multi-School Building Corp., 5.00%, 01/15/2030	500,000	536,771
		45,590,220

Iowa - 1.3%
City of Ames IA, 5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,006,626
City of Des Moines IA, 3.00%, 06/01/2028 (Callable 06/01/2026)	500,000	499,161
City of Knoxville IA, 3.00%, 06/01/2029 (Callable 06/01/2026)	385,000	379,706
City of Osceola IA, 3.45%, 12/01/2028 (Callable 05/02/2026)	250,000	249,306
City of Peosta IA, 2.00%, 06/01/2028	190,000	183,795
City of Winterset IA Electric Revenue, 2.00%, 11/01/2030 (Callable 11/01/2029)	355,000	321,846
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	2,900,000	2,904,380
Collins-Maxwell Community School District/IA, 2.00%, 06/01/2039 (Callable 06/01/2028)	380,000	369,368
County of Floyd IA, 3.38%, 06/01/2033 (Callable 06/01/2026)	355,000	355,036
County of Howard IA, 3.00%, 06/01/2029 (Callable 05/02/2026)	260,000	259,996
Glenwood Community School District, 3.00%, 06/01/2028 (Callable 05/02/2026)	490,000	485,226
Iowa City Community School District
5.00%, 06/01/2027	150,000	153,411
5.00%, 06/01/2028	1,335,000	1,376,157
4.00%, 06/01/2029 (Callable 06/01/2028)	685,000	687,015
Iowa Finance Authority
6.00%, 11/01/2027 (c)	1,345,000	1,355,428
5.00%, 02/15/2031 (Callable 04/22/2026)	2,275,000	2,280,788
7.50%, 01/01/2032 (Callable 01/01/2030) (c)	2,250,000	2,016,746
4.00%, 07/01/2047 (Callable 07/01/2027)	140,000	140,349
4.00%, 07/01/2047 (Callable 07/01/2028)	420,000	424,591
3.50%, 01/01/2049 (Callable 01/01/2029)	1,005,000	1,001,005
6.00%, 07/01/2052 (Callable 07/01/2032)	2,390,000	2,540,575
Iowa Higher Education Loan Authority, 3.00%, 04/01/2028	845,000	837,887
Iowa Lakes Community College, 3.00%, 06/01/2030 (Callable 05/02/2026)	300,000	299,268
New Hampton Community School District, 3.00%, 06/01/2030 (Callable 05/02/2026)	525,000	510,833
North Iowa Community School District Infrastructure Sales Services & Use Tax, 2.80%, 01/01/2030 (Callable 05/02/2026)	260,000	251,403
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	5,100,000	5,138,460
Rock Valley Community School District School Infra Sales Services & Use Tax
5.00%, 06/01/2029	505,000	536,320
5.00%, 06/01/2031	400,000	435,888
Southeast Polk Community School District Infrastructure Sales Services & Use Tax, 3.00%, 06/01/2028 (Callable 05/02/2026)	565,000	561,534
		28,562,104

Kansas - 1.9%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)	2,320,000	2,322,888
City of Bel Aire KS, 3.13%, 12/01/2027 (Callable 12/01/2026)	5,225,000	5,235,631
City of Edwardsville KS, 3.63%, 12/01/2028 (Callable 06/01/2026)	5,945,000	5,947,591
City of Goddard KS, 3.13%, 12/01/2027 (Callable 06/01/2027)	4,075,000	4,069,238
City of Linn Valley KS, 5.00%, 06/01/2028 (Callable 06/01/2027)	5,680,000	5,808,557
City of Manhattan KS
4.00%, 06/15/2026 (Callable 05/02/2026)	620,000	620,843
4.20%, 06/01/2032 (Callable 11/01/2027)	1,000,000	995,969
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 05/02/2026)	2,935,000	2,935,815
City of Topeka KS, 2.00%, 08/15/2028 (Callable 02/15/2027)	1,425,000	1,370,716
County of Shawnee KS, 3.38%, 09/01/2033 (Callable 05/02/2026)	10,000	9,945
Garden Plain Public Building Commission, 3.63%, 10/01/2028 (Callable 10/01/2026)	2,600,000	2,578,005
Kansas Development Finance Authority
3.00%, 07/01/2028 (Callable 05/02/2026)	545,000	539,805
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	1,600,000	1,643,709
2.95%, 09/01/2059 (Callable 09/01/2027) (a)	3,800,000	3,791,377
Wyandotte County-Kansas City Unified Government, 4.00%, 03/01/2036 (Callable 03/01/2031) (c)	5,250,000	5,093,655
		42,963,744

Kentucky - 2.2%
Bullitt County School District Finance Corp., 3.25%, 09/01/2028 (Callable 05/02/2026)	875,000	875,088
City of Versailles KY
3.00%, 08/15/2026 (Callable 05/02/2026)	2,570,000	2,563,655
3.00%, 07/01/2027 (Callable 07/01/2026)	295,000	292,583
County of Carroll KY, 1.55%, 09/01/2042 (a)	750,000	741,448
County of Owen KY, 3.88%, 06/01/2040 (a)	1,750,000	1,778,828
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027) (a)(b)	1,750,000	1,771,052
Kentucky Economic Development Finance Authority
5.00%, 06/01/2026	240,000	240,503
0.00%, 10/01/2026 (e)	300,000	294,244
2.55%, 05/01/2028 (a)	2,000,000	1,999,736
0.00%, 10/01/2028 (e)	45,000	40,686
Kentucky Housing Corp.
3.15%, 05/01/2030 (Callable 05/01/2028) (a)	1,000,000	1,002,005
5.00%, 09/01/2043 (Callable 05/02/2026) (a)	3,000,000	3,005,104
6.25%, 07/01/2055 (Callable 01/01/2033)	1,490,000	1,637,325
Kentucky Public Energy Authority
5.00%, 12/01/2032	6,960,000	7,057,402
5.25%, 06/01/2055 (Callable 09/01/2029) (a)	5,030,000	5,323,152
Kentucky Rural Water Finance Corp., 3.00%, 02/01/2028 (Callable 04/27/2026)	225,000	225,008
Kentucky Turnpike Authority, 5.00%, 07/01/2032 (Callable 07/01/2027)	1,125,000	1,152,840
Louisville Water Co., 3.13%, 11/15/2030 (Callable 05/02/2026)	30,000	29,784
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2029 (Callable 10/01/2026)	1,000,000	1,009,514
5.00%, 10/01/2033 (Callable 10/01/2026)	1,065,000	1,072,593
Madison County School District Finance Corp., 3.50%, 08/01/2032 (Callable 05/02/2026)	100,000	99,319
Oldham County School District Finance Corp.
3.00%, 03/01/2029 (Callable 05/02/2026)	100,000	99,719
3.13%, 03/01/2030 (Callable 05/02/2026)	100,000	99,871
Rural Water Financing Agency
3.38%, 08/01/2027 (Callable 08/01/2026)	1,000,000	1,001,339
3.00%, 02/01/2028 (Callable 04/27/2026)	1,000,000	999,997
2.88%, 08/01/2028 (Callable 02/01/2027)	11,000,000	10,901,480
Shelby County School District Finance Corp., 4.00%, 02/01/2029 (Callable 02/01/2027)	430,000	433,157
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,012,405
Warren County School District Finance Corp., 3.50%, 06/01/2028 (Callable 05/02/2026)	1,000,000	1,000,314
		48,760,151

Louisiana - 1.5%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029	150,000	149,797
City of Shreveport LA
5.00%, 03/01/2027	900,000	915,368
5.00%, 03/01/2028	870,000	900,715
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,655,462
3.13%, 10/01/2030 (c)	1,445,000	1,437,148
City of Shreveport LA Water & Sewer Revenue
5.00%, 12/01/2027	825,000	851,308
3.00%, 12/01/2028	875,000	861,699
5.00%, 12/01/2028	1,375,000	1,447,776
5.00%, 12/01/2029 (Callable 12/01/2028)	2,850,000	2,971,974
Greater New Orleans Expressway Commission
5.00%, 11/01/2027	455,000	471,111
5.00%, 11/01/2028	895,000	944,022
5.00%, 11/01/2029	740,000	794,367
Greater Ouachita Water Co., 4.00%, 09/01/2034	950,000	956,487
Jefferson Sales Tax District, 5.00%, 12/01/2033 (Callable 12/01/2027)	1,020,000	1,048,512
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	4,241,000	4,323,805
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,350,000	2,395,883
4.00%, 01/01/2043 (Callable 07/01/2026) (a)	2,525,000	2,531,048
5.00%, 07/01/2046 (Callable 04/22/2026) (a)	2,250,000	2,261,961
5.00%, 06/01/2052 (Callable 06/01/2031)	605,000	626,389
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 12/01/2028	560,000	589,934
5.00%, 12/01/2030	445,000	482,568
3.02%, 04/01/2031 (Callable 05/02/2026) (c)	3,797,000	3,796,903
4.00%, 10/01/2034 (Callable 10/01/2030)	500,000	503,718
Louisiana Public Facilities Authority, 5.00%, 10/01/2028	320,000	331,770
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	629,419
St Tammany Parish Hospital Service District No 2, 5.00%, 03/01/2032	535,000	582,849
		34,461,993

Maine - 0.2%
Finance Authority of Maine, 5.00%, 12/01/2031 (b)	1,100,000	1,155,463
Maine State Housing Authority
3.05%, 11/15/2027 (Callable 05/15/2026)	50,000	50,016
3.50%, 11/15/2047 (Callable 11/15/2026)	25,000	24,988
4.00%, 11/15/2049 (Callable 05/15/2028)	245,000	245,533
4.00%, 11/15/2050 (Callable 05/15/2029)	615,000	619,099
5.00%, 11/15/2052 (Callable 11/15/2031)	2,395,000	2,476,108
		4,571,207

Maryland - 1.5%
City of Baltimore MD
5.00%, 07/01/2030 (Callable 01/01/2027)	2,010,000	2,042,496
5.00%, 07/01/2030 (Callable 01/01/2027)	1,450,000	1,472,574
5.00%, 07/01/2032 (Callable 01/01/2027)	550,000	558,145
County of Anne Arundel MD
5.00%, 07/01/2028	155,000	161,100
5.00%, 07/01/2029	175,000	184,608
5.00%, 07/01/2030	270,000	287,931
5.00%, 07/01/2031	290,000	312,415
5.00%, 07/01/2032	315,000	342,178
5.00%, 07/01/2033	325,000	355,372
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,173,287
County of Prince George's MD
3.00%, 09/15/2032 (Callable 09/15/2027)	3,000,000	2,945,257
7.00%, 08/01/2048 (Callable 11/01/2026)	1,500,000	1,535,567
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	541,145
Maryland Community Development Administration
3.20%, 09/01/2028 (Callable 04/17/2026)	1,525,000	1,525,219
5.00%, 09/01/2052 (Callable 03/01/2031)	1,895,000	1,965,402
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2027	430,000	435,384
5.00%, 07/01/2027	1,430,000	1,449,306
5.00%, 07/01/2029	110,000	116,357
5.00%, 07/01/2031	450,000	487,055
5.00%, 07/01/2032	300,000	327,664
Maryland Stadium Authority, 5.00%, 06/01/2027	1,635,000	1,680,766
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)	380,000	380,318
State of Maryland
5.00%, 03/15/2029 (Callable 03/15/2028)	3,385,000	3,544,498
3.00%, 08/01/2032 (Callable 08/01/2027)	10,000,000	9,897,531
		33,721,575

Massachusetts - 0.6%
City of North Adams MA, 3.00%, 03/01/2027 (Callable 05/02/2026)	250,000	249,151
Greater Lowell Regional Vocational Technical School District, 3.00%, 06/01/2030 (Callable 05/02/2026)	1,685,000	1,652,220
Lynn Water & Sewer Commission, 3.00%, 06/01/2029 (Callable 05/02/2026)	100,000	98,587
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (e)	8,900,000	7,799,896
Massachusetts Development Finance Agency
5.00%, 07/01/2032 (Callable 07/01/2027)	1,640,000	1,650,927
5.00%, 07/01/2033 (Callable 07/01/2027)	1,250,000	1,256,294
Massachusetts Housing Finance Agency
4.00%, 12/01/2048 (Callable 06/01/2027)	335,000	335,934
4.00%, 12/01/2048 (Callable 06/01/2027)	155,000	155,224
4.00%, 06/01/2049 (Callable 12/01/2028)	410,000	412,331
Massachusetts State College Building Authority, 0.00%, 05/01/2027 (e)	110,000	106,549
Town of Deerfield MA, 3.50%, 12/15/2029 (Callable 05/02/2026)	245,000	241,787
		13,958,900

Michigan - 1.9%
City of Detroit MI
5.25%, 05/01/2026	1,310,000	1,312,197
5.25%, 05/01/2027	290,000	296,117
City of Detroit MI Sewage Disposal System Revenue, 5.50%, 07/01/2029	5,020,000	5,230,719
City of Dexter MI, 3.25%, 10/01/2029 (Callable 05/02/2026)	250,000	250,031
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 05/02/2026)	30,000	30,022
Grand Rapids & Kent County Joint Building Authority, 0.00%, 12/01/2031 (e)	250,000	208,551
Grand Rapids Public Schools, 5.00%, 05/01/2028 (Callable 05/01/2027)	1,495,000	1,529,441
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,120,000	1,123,140
MBS International Airport Revenue, 5.25%, 06/01/2035 (b)	1,780,000	1,878,546
Michigan Finance Authority
5.00%, 09/01/2026	200,000	200,343
5.00%, 11/01/2026	930,000	937,345
5.00%, 09/01/2027	280,000	281,452
5.00%, 11/01/2027	975,000	994,635
4.00%, 01/01/2028 (Callable 04/01/2027)	4,000,000	4,005,007
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,011,509
1.20%, 10/15/2030 (a)	625,000	595,259
5.00%, 11/15/2044 (Callable 05/16/2026) (a)	2,020,000	2,026,032
Michigan State Housing Development Authority
3.15%, 03/01/2029 (a)	5,915,000	5,925,140
3.50%, 06/01/2047 (Callable 06/01/2026)	350,000	349,872
5.50%, 06/01/2053 (Callable 12/01/2031)	2,145,000	2,260,454
5.75%, 06/01/2054 (Callable 12/01/2032)	3,395,000	3,624,928
Michigan Strategic Fund
0.88%, 04/01/2035 (a)(b)	1,050,000	1,032,648
3.35%, 10/01/2049 (a)(b)	2,150,000	2,146,107
Oakland County Building Authority, 3.38%, 11/01/2034 (Callable 05/02/2026)	50,000	49,200
Roseville Community Schools, 5.00%, 05/01/2027	2,265,000	2,320,823
Taylor Brownfield Redevelopment Authority, 5.00%, 05/01/2027	240,000	245,030
Township of Ada MI, 3.00%, 03/01/2032 (Callable 05/02/2026)	265,000	263,719
Van Dyke Public Schools, 5.00%, 05/01/2035	2,000,000	2,159,455
Warren Consolidated Schools, 5.00%, 05/01/2031 (Callable 05/01/2028)	1,075,000	1,120,556
Wayne County Airport Authority, 5.00%, 12/01/2029 (b)	500,000	532,366
		43,940,644

Minnesota - 2.0%
Brooklyn Center Independent School District No 286, 4.00%, 09/30/2026	700,000	702,724
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	1,040,000	1,022,828
City of Maple Grove MN
5.00%, 09/01/2027 (Callable 05/02/2026)	1,285,000	1,285,757
5.00%, 09/01/2030 (Callable 05/02/2026)	865,000	865,385
City of St Anthony MN, 3.50%, 02/01/2029 (Callable 05/02/2026)	295,000	295,130
City of Virginia MN, 5.00%, 12/15/2026 (Callable 05/02/2026)	7,500,000	7,507,240
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,095,000	1,064,442
Fridley Independent School District No 14, 4.00%, 09/30/2026	2,000,000	2,008,491
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 05/02/2026)	1,070,000	1,070,149
Housing & Redevelopment Authority of The City of St Paul Minnesota
2.00%, 09/01/2026 (Callable 05/02/2026)	175,000	173,340
5.00%, 12/01/2027	1,065,000	1,089,491
4.00%, 10/01/2030 (Callable 10/01/2027)	1,250,000	1,261,301
Metropolitan Council, 5.00%, 12/01/2027	10,000	10,412
Minnesota Health & Education Facilities Authority
5.00%, 03/01/2027 (Callable 04/22/2026)	250,000	250,162
5.00%, 10/01/2029 (Callable 10/01/2027)	1,015,000	1,034,798
5.00%, 10/01/2053 (Callable 04/01/2029) (a)	1,000,000	1,054,086
Minnesota Housing Finance Agency
2.45%, 07/01/2034 (Callable 01/01/2029)	890,000	786,263
2.55%, 07/01/2039 (Callable 01/01/2029)	5,680,000	4,770,017
2.75%, 07/01/2044 (Callable 01/01/2029)	1,385,000	1,095,341
3.50%, 07/01/2046 (Callable 05/02/2026)	495,000	494,662
4.00%, 01/01/2047 (Callable 05/02/2026)	10,000	10,008
4.00%, 07/01/2047 (Callable 01/01/2027)	105,000	105,180
4.25%, 07/01/2049 (Callable 07/01/2028)	1,275,000	1,289,944
3.00%, 07/01/2052 (Callable 07/01/2031)	3,610,000	3,538,419
6.00%, 07/01/2053 (Callable 01/01/2033)	2,125,000	2,276,840
Minnesota Municipal Gas Agency
5.00%, 09/01/2031	2,250,000	2,340,785
5.00%, 09/01/2032	2,320,000	2,409,159
5.00%, 09/01/2033	1,000,000	1,034,950
South Washington County Independent School District No 833/MN, 4.00%, 02/01/2029 (Callable 04/16/2026)	1,500,000	1,500,873
State of Minnesota
3.00%, 08/01/2028 (Callable 08/01/2026)	600,000	600,343
5.00%, 08/01/2034 (Callable 08/01/2026)	2,250,000	2,266,224
		45,214,744

Mississippi - 0.7%
City of Florence MS
7.13%, 08/01/2028	240,000	258,947
7.13%, 08/01/2029	250,000	276,945
City of Louisville MS
5.63%, 09/01/2026	180,000	181,669
5.63%, 09/01/2027	190,000	195,647
City of Starkville MS Water & Sewer System Revenue
5.00%, 02/01/2029	250,000	264,802
5.00%, 02/01/2030	265,000	285,264
5.00%, 02/01/2031	275,000	299,697
5.00%, 02/01/2032	290,000	319,550
City of Yazoo MS, 3.00%, 03/01/2028	140,000	139,181
County of Madison MS, 4.00%, 03/01/2028 (Callable 05/02/2026)	100,000	100,125
Mississippi Development Bank
5.00%, 08/01/2026	375,000	376,594
5.00%, 09/01/2026	60,000	60,483
5.00%, 09/01/2027	770,000	784,599
3.00%, 10/01/2027	120,000	119,641
5.00%, 06/01/2028	1,300,000	1,361,695
5.00%, 08/01/2028	350,000	357,825
5.00%, 09/01/2028	1,250,000	1,261,557
3.00%, 10/01/2028	125,000	124,399
5.00%, 11/01/2028 (Callable 11/01/2027)	800,000	808,493
5.00%, 11/01/2029 (Callable 11/01/2027)	375,000	378,626
4.00%, 09/01/2030 (Callable 09/01/2028)	365,000	370,679
5.00%, 09/01/2030 (Callable 05/02/2026)	50,000	50,019
5.00%, 11/01/2030 (Callable 11/01/2027)	5,000	5,150
4.00%, 03/01/2031 (Callable 09/01/2026)	2,983,000	2,898,977
5.00%, 03/01/2031 (Callable 03/01/2027)	1,000,000	1,005,513
1.48%, 07/01/2031 (Callable 05/02/2026) (c)	1,296,000	1,172,387
5.00%, 08/01/2032 (Callable 08/01/2029)	10,000	10,224
Mississippi Home Corp.
5.00%, 11/01/2028 (a)	1,136,000	1,170,528
3.50%, 12/01/2049 (Callable 12/01/2028)	295,000	294,801
University of Mississippi Educational Building Corp., 3.00%, 11/01/2028 (Callable 05/02/2026)	200,000	200,026
University of Southern Mississippi, 5.00%, 09/01/2033 (Callable 09/01/2026)	510,000	514,162
		15,648,205

Missouri - 1.6%
Boone County Consolidated Public Water District No 1, 3.00%, 12/01/2031 (Callable 05/02/2026)	825,000	789,917
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,414,282
City of Cape Girardeau MO Waterworks System Revenue, 3.00%, 01/01/2030 (Callable 01/01/2027)	815,000	812,414
City of Jennings MO, 4.00%, 03/01/2031 (Callable 03/01/2028)	1,095,000	1,063,371
City of Sikeston MO
5.00%, 09/01/2027	605,000	619,824
5.00%, 09/01/2028	635,000	660,014
5.00%, 09/01/2029	520,000	546,988
5.00%, 09/01/2030	700,000	743,348
City of Springfield MO Public Utility Revenue, 3.00%, 09/01/2027 (Callable 05/02/2026)	300,000	299,769
City of St Louis MO Parking Revenue
3.50%, 12/15/2031 (Callable 05/02/2026)	50,000	50,009
3.25%, 12/15/2033 (Callable 05/02/2026)	1,030,000	1,009,512
County of Bates MO, 3.00%, 04/15/2029 (Callable 04/15/2027)	1,000,000	1,000,475
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2026	620,000	622,037
5.00%, 02/01/2029 (Callable 05/02/2026)	1,195,000	1,196,306
Ladue School District, 2.00%, 03/01/2033 (Callable 03/01/2027)	1,000,000	863,009
Lexington Reorganized School District No R-5, 3.00%, 03/01/2030 (Callable 05/02/2026)	600,000	593,188
Missouri Development Finance Board
5.00%, 12/01/2027	500,000	517,282
5.00%, 12/01/2028	225,000	237,496
5.00%, 12/01/2029	175,000	187,527
5.00%, 12/01/2030	150,000	162,997
5.00%, 12/01/2031	160,000	175,971
5.00%, 12/01/2032	180,000	199,848
Missouri Housing Development Commission
4.75%, 11/01/2052 (Callable 05/01/2032)	2,960,000	3,034,425
5.75%, 05/01/2056 (Callable 05/01/2033)	3,475,000	3,762,381
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2029	685,000	731,840
5.00%, 06/01/2029	645,000	686,883
5.00%, 06/01/2029	630,000	666,219
Perry County School District No 32, 3.00%, 04/15/2030 (Callable 05/02/2026)	625,000	610,474
Princeton R-V School District/MO, 3.00%, 03/01/2031 (Callable 05/02/2026)	1,400,000	1,366,939
Ray County 911 Emergency Services Board
5.00%, 04/01/2031	125,000	133,866
5.00%, 04/01/2032	115,000	124,208
5.00%, 04/01/2033	125,000	135,546
Springfield Industrial Development Authority, 3.50%, 07/01/2045 (Callable 01/01/2027) (a)	200,000	200,797
St Louis County Industrial Development Authority, 5.00%, 11/15/2028 (Callable 05/02/2026)	830,000	830,394
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026	920,000	920,504
St Louis Municipal Finance Corp.
0.00%, 07/15/2027 (c)(e)	1,155,000	1,106,170
0.00%, 07/15/2027 (c)(e)	1,000,000	957,723
0.00%, 07/15/2028 (c)(e)	1,405,000	1,298,855
		35,332,808

Montana - 0.6%
City of Billings MT, 5.00%, 07/01/2032 (Callable 07/01/2028)	710,000	721,357
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,660,000	1,685,417
Missoula County Elementary School District No 1, 4.00%, 07/01/2027	445,000	447,415
Montana Board of Housing
4.00%, 12/01/2043 (Callable 12/01/2027)	185,000	185,427
3.32%, 07/01/2046 (Callable 08/01/2027) (a)	1,500,000	1,506,491
4.00%, 06/01/2049 (Callable 12/01/2027)	235,000	235,337
6.00%, 06/01/2053 (Callable 06/01/2032)	1,670,000	1,768,415
5.75%, 06/01/2055 (Callable 06/01/2033)	2,750,000	2,974,090
6.00%, 12/01/2055 (Callable 12/01/2033)	3,205,000	3,522,067
Montana Facility Finance Authority, 4.00%, 07/01/2026	330,000	330,029
		13,376,045

Nebraska - 0.5%
Central Plains Energy Project, 5.00%, 05/01/2053 (Callable 07/01/2029) (a)	1,000,000	1,044,391
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2033 (Callable 07/08/2028)	1,785,000	1,503,096
County of Perkins NE, 4.25%, 11/15/2026 (Callable 04/02/2026)	1,600,000	1,600,000
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 05/02/2026)	1,500,000	1,500,809
Nebraska Investment Finance Authority
3.00%, 03/01/2052 (Callable 03/01/2031)	3,040,000	2,980,606
6.25%, 09/01/2055 (Callable 03/01/2034)	2,000,000	2,217,871
		10,846,773

Nevada - 0.2%
Clark County School District, 4.00%, 06/15/2030 (Callable 04/15/2026)	575,000	575,312
Las Vegas Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,003,112
3.00%, 06/15/2032 (Callable 06/15/2026)	970,000	900,509
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	545,000	548,085
3.00%, 04/01/2051 (Callable 10/01/2030)	875,000	861,544
		3,888,562

New Hampshire - 0.3%
Hollis School District, 2.77%, 06/28/2027 (Callable 04/22/2026) (c)	622,789	615,437
Manchester Housing and Redevelopment Authority, Inc., 0.00%, 01/01/2029 (e)	215,000	193,888
New Hampshire Business Finance Authority
4.00%, 01/01/2028 (Callable 05/02/2026)	400,000	402,681
5.00%, 04/01/2033 (b)	245,000	255,973
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2031 (Callable 10/01/2026)	2,210,000	2,226,071
4.00%, 02/01/2034	3,605,000	3,581,416
		7,275,466

New Jersey - 4.1%
Bloomingdale Borough School District
1.00%, 09/15/2027	453,000	438,013
1.00%, 09/15/2028	470,000	445,854
1.00%, 09/15/2029	490,000	451,454
1.00%, 09/15/2030	510,000	456,231
1.00%, 09/15/2031	530,000	462,421
Borough of Berlin NJ, 2.00%, 03/15/2027	770,000	761,418
Borough of Union Beach NJ, 4.88%, 03/01/2029	120,000	123,215
City of Newark NJ
5.00%, 07/15/2026	200,000	201,181
5.00%, 07/15/2027	2,200,000	2,257,075
5.00%, 07/15/2027	395,000	405,247
5.00%, 07/15/2028	410,000	428,327
Clark Township Board of Education
1.25%, 08/15/2026	1,001,000	994,129
1.25%, 08/15/2027	1,305,000	1,272,921
1.25%, 08/15/2028	1,365,000	1,305,018
1.25%, 08/15/2029	1,420,000	1,328,025
1.25%, 08/15/2030	1,355,000	1,236,457
1.50%, 08/15/2031	1,540,000	1,394,020
1.50%, 08/15/2032	1,605,000	1,420,987
County of Hudson NJ, 3.25%, 12/01/2031 (Callable 05/02/2026)	250,000	250,011
County of Ocean NJ, 2.00%, 09/01/2032 (Callable 09/01/2029)	375,000	336,576
County of Somerset NJ
1.00%, 03/01/2027	1,785,000	1,758,454
1.00%, 03/01/2027	115,000	113,290
1.00%, 03/01/2028	1,855,000	1,784,166
1.00%, 03/01/2028	115,000	110,609
Cumberland Regional School District
1.00%, 09/01/2031	560,000	485,584
1.00%, 09/01/2032	615,000	517,420
Delanco Township Board of Education
1.00%, 08/15/2026	154,000	152,802
1.00%, 08/15/2027	135,000	131,179
1.00%, 08/15/2028	270,000	256,983
1.00%, 08/15/2029	270,000	251,451
1.00%, 08/15/2030	270,000	245,527
Haddon Township Board of Education
2.00%, 08/01/2026	654,000	651,627
2.00%, 08/01/2027	675,000	663,618
2.00%, 08/01/2028	700,000	683,776
Kinnelon School District, 2.00%, 02/01/2029	1,270,000	1,232,029
Lacey Township Board of Education
1.00%, 03/15/2028	1,533,000	1,462,482
1.00%, 03/15/2029	900,000	836,050
1.00%, 03/15/2030	965,000	870,588
Little Ferry School District
0.05%, 08/15/2026	669,000	661,588
0.05%, 08/15/2027	620,000	593,961
0.05%, 08/15/2028	805,000	743,382
0.05%, 08/15/2029	825,000	735,329
Madison Borough Board of Education, 1.00%, 08/15/2028	2,850,000	2,714,886
New Jersey Economic Development Authority
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	928,002
2.20%, 10/01/2039 (Callable 12/03/2029) (a)(b)	2,330,000	2,194,148
New Jersey Educational Facilities Authority
3.50%, 07/01/2028 (Callable 05/02/2026)	165,000	163,516
5.00%, 07/01/2031 (Callable 07/01/2027)	1,435,000	1,465,486
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (Callable 12/01/2026) (b)	1,015,000	1,026,797
5.00%, 12/01/2029 (b)	3,000,000	3,178,384
5.00%, 12/01/2030 (b)	3,000,000	3,212,783
5.00%, 12/01/2031 (b)	1,600,000	1,709,105
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,045,000	3,046,010
4.50%, 10/01/2048 (Callable 10/01/2027)	455,000	460,286
4.75%, 10/01/2050 (Callable 04/01/2028)	500,000	505,934
5.00%, 10/01/2053 (Callable 04/01/2031)	2,585,000	2,675,266
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (e)	495,000	485,257
0.00%, 12/15/2027 (e)	155,000	147,498
0.00%, 12/15/2028 (e)	4,915,000	4,541,598
0.00%, 12/15/2028 (e)	775,000	714,215
5.00%, 06/15/2029 (Callable 06/15/2026)	1,865,000	1,873,245
0.00%, 12/15/2029 (e)	3,690,000	3,296,463
5.00%, 06/15/2031 (Callable 06/15/2026)	1,000,000	1,003,944
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	1,500,000	1,524,469
Northfield Board of Education
2.00%, 07/15/2028	475,000	463,900
2.00%, 07/15/2029	390,000	376,397
2.00%, 07/15/2030	510,000	485,669
Palmyra School District/NJ
1.00%, 07/15/2026	612,000	608,434
1.00%, 07/15/2027	645,000	627,210
1.00%, 07/15/2028	685,000	652,226
1.00%, 07/15/2029	725,000	673,662
1.00%, 07/15/2030	900,000	813,987
River Dell Regional School District, 1.00%, 09/01/2028	735,000	699,493
Roseland School District/NJ
1.00%, 08/15/2027	445,000	432,336
1.00%, 08/15/2028	475,000	453,740
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	476,087
Scotch Plains-Fanwood School District
1.25%, 10/15/2026	1,050,000	1,039,395
1.25%, 10/15/2027	865,000	839,903
1.25%, 10/15/2028	890,000	848,716
1.25%, 10/15/2029	925,000	864,011
1.25%, 10/15/2030	960,000	876,329
1.25%, 10/15/2031	1,000,000	887,784
1.25%, 10/15/2032	1,040,000	899,443
Tewksbury Township Board of Education
1.00%, 08/15/2029	975,000	904,131
1.00%, 08/15/2030	1,015,000	915,981
1.00%, 08/15/2031	1,050,000	922,550
1.00%, 08/15/2032	1,095,000	935,617
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)	500,000	485,941
Township of Brick NJ
1.00%, 03/01/2027	1,100,000	1,076,534
1.00%, 03/01/2028	1,200,000	1,146,303
1.00%, 03/01/2029	1,300,000	1,211,102
1.00%, 03/01/2030	1,810,000	1,639,131
Township of Little Falls NJ, 3.25%, 08/15/2032 (Callable 05/02/2026)	250,000	245,239
Washington Township Municipal Utilities Authority/Morris County
0.00%, 12/15/2026 (e)	70,000	68,389
0.00%, 12/15/2027 (e)	140,000	132,132
West Morris Regional High School District
0.05%, 08/15/2027	1,015,000	972,372
0.05%, 08/15/2028	1,050,000	971,893
0.05%, 08/15/2029	985,000	880,852
		93,304,656

New Mexico - 0.1%
New Mexico Mortgage Finance Authority
3.40%, 03/01/2032 (Callable 09/01/2031)	975,000	969,927
3.50%, 03/01/2045 (Callable 06/01/2026)	25,000	24,956
3.75%, 03/01/2048 (Callable 03/01/2027)	280,000	280,153
4.25%, 07/01/2049 (Callable 01/01/2028)	200,000	201,712
		1,476,748
New York - 3.5%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/02/2026)	1,000,000	1,001,139
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 05/02/2026) (c)	336,454	336,006
City of Ithaca NY, 4.25%, 02/12/2027	2,600,000	2,617,656
City of Mount Vernon NY, 7.25%, 07/15/2032 (Callable 07/15/2027)	3,095,326	3,243,453
City of New York NY, 5.00%, 10/01/2038 (Callable 10/01/2027)	1,105,000	1,125,970
City of Poughkeepsie NY, 4.00%, 04/15/2026	450,000	450,001
Clinton County Capital Resource Corp., 4.00%, 07/01/2030 (c)	5,350,000	5,422,361
Huntington Local Development Corp., 4.00%, 07/01/2027	1,960,000	1,935,683
Long Island Power Authority, 3.00%, 09/01/2055 (Callable 03/01/2028) (a)	8,000,000	8,004,802
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027) (a)	3,905,000	4,000,922
New York City Housing Development Corp.
4.00%, 12/15/2031 (Callable 06/15/2029)	400,000	407,732
3.50%, 11/01/2032 (Callable 05/02/2026)	480,000	480,050
2.80%, 11/01/2034 (Callable 04/01/2030)	775,000	693,782
3.40%, 11/01/2062 (Callable 04/22/2026) (a)	4,270,000	4,271,601
3.95%, 11/01/2064 (Callable 07/01/2028) (a)	7,270,000	7,399,308
3.75%, 05/01/2065 (Callable 05/01/2028) (a)	540,000	546,871
New York City Municipal Water Finance Authority, 3.50%, 06/15/2032 (Callable 05/07/2026)	150,000	150,142
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2032 (Callable 05/01/2027)	1,200,000	1,227,490
5.00%, 05/01/2035 (Callable 05/01/2029)	2,390,000	2,516,346
New York State Dormitory Authority
5.00%, 05/01/2027	1,250,000	1,275,285
5.00%, 05/01/2028	1,000,000	1,036,964
5.50%, 07/01/2031	2,185,000	2,355,103
New York State Housing Finance Agency
1.65%, 05/15/2039	3,037,772	2,480,590
3.60%, 11/01/2044 (Callable 04/01/2031) (a)	2,500,000	2,510,037
3.85%, 05/01/2062 (Callable 04/22/2026) (a)	110,000	110,047
3.60%, 11/01/2064 (Callable 05/01/2027) (a)	3,750,000	3,769,390
3.30%, 05/01/2065 (Callable 05/01/2028) (a)	1,015,000	1,016,808
New York State Thruway Authority, 5.00%, 01/01/2034 (Callable 01/01/2028)	340,000	351,327
North Merrick Union Free School District, 3.00%, 05/01/2026	180,000	179,994
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 05/02/2026)	715,000	715,991
Onondaga Civic Development Corp.
5.00%, 08/01/2031	400,000	398,250
5.00%, 08/01/2032	350,000	346,825
State of New York Mortgage Agency
3.45%, 10/01/2033 (Callable 04/17/2026)	450,000	439,855
3.55%, 10/01/2033 (Callable 04/17/2026)	245,000	241,779
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.45%, 04/01/2027 (b)	405,000	405,030
3.55%, 10/01/2027 (b)	415,000	414,910
3.60%, 04/01/2028 (b)	430,000	429,938
3.65%, 10/01/2028 (b)	560,000	559,844
3.70%, 04/01/2029 (b)	510,000	512,937
3.75%, 10/01/2029 (b)	485,000	487,660
3.90%, 04/01/2030 (b)	440,000	443,770
3.95%, 10/01/2030 (b)	510,000	515,036
3.25%, 10/01/2050 (Callable 10/01/2029)	50,000	49,686
Town of Colonie NY
1.00%, 03/01/2027	3,115,000	3,055,379
1.00%, 03/01/2029	1,605,000	1,498,040
Town of Oyster Bay NY
3.25%, 02/01/2029 (Callable 05/02/2026)	65,000	65,002
3.50%, 02/01/2033 (Callable 05/02/2026)	50,000	49,899
Town of Watertown NY
5.25%, 04/09/2026 (Callable 04/02/2026)	1,500,000	1,500,533
4.75%, 04/08/2027	4,500,000	4,548,818
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2050 (a)	355,000	356,041
		77,952,083

North Carolina - 1.8%
City of Rocky Mount NC, 4.00%, 05/01/2032 (Callable 05/02/2026)	445,000	445,165
County of Johnston NC, 5.00%, 02/01/2027	4,280,000	4,369,644
County of New Hanover NC, 3.50%, 02/01/2032 (Callable 05/02/2026)	700,000	700,014
County of Wake NC, 5.00%, 11/01/2027	1,140,000	1,185,793
Durham Housing Authority
3.20%, 01/01/2044 (Callable 02/01/2028) (a)	1,750,000	1,749,128
3.15%, 07/01/2059 (Callable 01/01/2028) (a)	2,350,000	2,353,574
East Carolina University, 3.00%, 10/01/2028 (Callable 05/02/2026)	50,000	50,000
Fayetteville State University, 5.00%, 04/01/2030	265,000	281,357
Inlivian, 5.00%, 06/01/2043 (Callable 04/22/2026) (a)	5,348,000	5,354,241
Nash Health Care Systems, 5.00%, 02/01/2032	3,325,000	3,617,491
North Carolina Housing Finance Agency
4.00%, 03/01/2028 (a)	1,000,000	1,008,933
5.00%, 04/01/2029 (a)	1,155,000	1,200,237
3.15%, 02/01/2030 (Callable 02/01/2027) (a)	1,000,000	1,000,893
4.00%, 07/01/2048 (Callable 07/01/2027)	70,000	70,333
4.00%, 01/01/2050 (Callable 07/01/2028)	1,120,000	1,126,202
4.00%, 01/01/2050 (Callable 07/01/2028)	1,105,000	1,111,867
4.00%, 07/01/2050 (Callable 07/01/2029)	1,215,000	1,223,681
6.00%, 07/01/2053 (Callable 07/01/2031)	3,650,000	3,873,538
6.25%, 01/01/2055 (Callable 07/01/2032)	2,350,000	2,535,942
6.25%, 01/01/2056 (Callable 07/01/2033)	1,760,000	1,968,027
6.25%, 07/01/2057 (f)	2,000,000	2,274,342
Town of Holly Springs NC, 5.00%, 11/01/2027	300,000	311,290
Town of Morehead City NC, 4.05%, 01/01/2028 (a)	2,000,000	2,015,383
Town of Oak Island NC Enterprise System Revenue, 5.00%, 06/01/2028	1,050,000	1,099,378
		40,926,453

North Dakota - 0.9%
Central Cass Public School District Building Authority, 2.75%, 05/01/2028 (Callable 05/02/2026)	165,000	162,969
City of Horace ND
3.00%, 05/01/2026	345,000	344,632
3.00%, 05/01/2026	100,000	99,889
3.00%, 05/01/2027 (Callable 05/02/2026)	265,000	261,238
5.00%, 05/01/2027	475,000	484,021
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	296,410
5.00%, 05/01/2028	480,000	495,631
5.00%, 05/01/2029	670,000	699,148
5.00%, 05/01/2030	530,000	558,168
5.00%, 05/01/2031	3,040,000	3,203,067
City of Mayville ND, 5.00%, 05/01/2031	3,585,000	3,703,652
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	125,000	125,248
4.00%, 01/01/2051 (Callable 07/01/2029)	905,000	911,635
3.00%, 07/01/2052 (Callable 01/01/2031)	1,860,000	1,820,368
6.25%, 01/01/2055 (Callable 07/01/2033)	2,135,000	2,368,490
5.75%, 07/01/2056 (Callable 01/01/2034)	3,000,000	3,274,447
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 05/02/2026)	1,215,000	1,215,023
		20,024,036

Ohio - 2.8%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2028	1,240,000	1,313,350
Bedford City School District
5.50%, 12/01/2029	500,000	547,685
5.50%, 12/01/2031	1,180,000	1,339,355
City of Akron OH Income Tax Revenue, 3.50%, 12/01/2033 (Callable 05/02/2026)	200,000	198,101
City of Middletown OH, 4.38%, 08/07/2026	3,147,000	3,155,138
City of Waterville OH, 1.00%, 12/01/2026	420,000	414,256
Cleveland State University
5.00%, 06/01/2026	650,000	652,415
5.00%, 06/01/2027	550,000	563,788
5.00%, 06/01/2028	500,000	522,782
5.00%, 06/01/2029	650,000	691,436
5.00%, 06/01/2030	540,000	583,045
Columbus Metropolitan Housing Authority
5.00%, 08/01/2027 (Callable 08/01/2026)	1,900,000	1,909,873
5.00%, 12/01/2034 (Callable 06/01/2031)	2,350,000	2,444,831
5.00%, 12/01/2035 (Callable 12/01/2032)	1,250,000	1,298,557
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	2,030,000	2,039,540
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027) (a)	1,685,000	1,727,719
County of Fayette OH
5.25%, 12/01/2028	500,000	527,278
5.25%, 12/01/2029	600,000	642,965
5.25%, 12/01/2030	600,000	651,688
5.25%, 12/01/2031	795,000	873,809
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2029)	700,000	752,243
County of Mahoning OH Sewer System Revenue, 3.25%, 12/01/2033 (Callable 12/01/2027)	145,000	143,547
County of Montgomery OH
5.00%, 09/01/2027	405,000	415,842
5.00%, 09/01/2029	440,000	464,029
5.00%, 09/01/2030	375,000	400,630
5.00%, 09/01/2031	390,000	420,050
5.00%, 09/01/2032	1,000,000	1,083,930
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	8,870,000	9,761,976
Geauga County Public Library, 3.25%, 12/01/2029 (Callable 05/02/2026)	275,000	275,054
London City School District, 3.25%, 12/01/2029 (Callable 05/02/2026)	870,000	870,069
Lorain Metropolitan Housing Authority, 3.22%, 06/01/2029 (Callable 12/01/2027) (a)	2,000,000	2,002,573
Oberlin City School District
5.00%, 11/01/2026	255,000	257,987
5.00%, 11/01/2027	275,000	284,265
5.00%, 11/01/2030	250,000	271,371
5.00%, 11/01/2031	300,000	329,617
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)	2,650,000	2,677,348
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2027	375,000	380,174
Ohio Housing Finance Agency
3.37%, 03/01/2028 (a)	2,000,000	2,006,949
3.20%, 01/01/2046 (Callable 04/01/2028) (a)	1,000,000	1,003,131
4.00%, 03/01/2047 (Callable 05/02/2026)	55,000	55,104
4.50%, 03/01/2050 (Callable 09/01/2028)	3,435,000	3,473,725
3.75%, 09/01/2050 (Callable 03/01/2029)	10,000	10,025
Pioneer Career & Technology Center, 3.25%, 12/01/2028 (Callable 05/02/2026)	540,000	540,049
Port of Greater Cincinnati Development Authority, 4.00%, 11/15/2028	485,000	489,941
Reynoldsburg City School District, 4.94%, 09/01/2032	4,170,000	4,393,510
State of Ohio
5.00%, 01/15/2032	2,000,000	2,183,931
3.90%, 01/15/2050 (a)	3,000,000	3,023,796
Summit County Development Finance Authority
5.00%, 07/01/2031	195,000	209,208
5.00%, 07/01/2032	260,000	281,081
5.00%, 07/01/2033	350,000	380,165
Toledo-Lucas County Port Authority
3.30%, 05/15/2028	870,000	862,681
2.00%, 11/15/2031	725,000	662,418
4.00%, 11/15/2034 (Callable 11/15/2032)	1,150,000	1,171,597
		63,635,627

Oklahoma - 2.6%
Caddo County Educational Facilities Authority
4.63%, 09/01/2028 (Callable 05/02/2026)	250,000	250,343
5.00%, 09/01/2028	770,000	799,061
5.00%, 09/01/2029	845,000	886,072
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	1,695,000	1,703,399
Cleveland Educational Facilities Authority, 5.00%, 09/01/2032	310,000	333,952
Clinton Public Works Authority, 5.00%, 10/01/2033 (Callable 10/01/2032)	2,145,000	2,314,472
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	2,020,000	2,038,165
Grady County School Finance Authority
5.00%, 12/01/2026	1,015,000	1,026,656
5.00%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,077,350
3.00%, 12/01/2028 (Callable 12/01/2026)	250,000	248,902
5.00%, 12/01/2031 (Callable 12/01/2028)	910,000	945,124
Kay County Public Buildings Authority, 5.00%, 09/01/2029	520,000	546,988
Kingston Economic Development Authority
5.00%, 08/20/2026	235,000	236,738
5.00%, 08/20/2027	500,000	512,922
5.00%, 08/20/2028	625,000	651,678
Mannford Public Works Authority, 3.00%, 11/01/2036 (Callable 11/01/2028)	445,000	379,753
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2029	430,000	451,042
Murray County Educational Facilities Authority
5.00%, 09/01/2027	525,000	535,158
5.00%, 09/01/2028	550,000	567,142
5.00%, 09/01/2029	590,000	612,890
Muskogee County Public Safety Authority, 4.00%, 12/01/2027	1,000,000	1,011,045
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,787,137
Oklahoma City Airport Trust, 5.00%, 07/01/2032 (Callable 07/01/2028) (b)	2,960,000	3,065,279
Oklahoma County Finance Authority
5.00%, 09/01/2027	2,140,000	2,175,769
5.00%, 09/01/2028	1,370,000	1,406,628
Oklahoma County Independent School District No 52 Midwest City-Del City, 4.00%, 07/01/2027	4,140,000	4,205,032
Oklahoma Housing Finance Agency
3.20%, 10/01/2042 (Callable 08/01/2026) (a)	1,200,000	1,200,694
5.00%, 03/01/2052 (Callable 03/01/2031)	1,265,000	1,310,229
6.00%, 03/01/2054 (Callable 09/01/2032)	2,225,000	2,437,197
6.50%, 09/01/2054 (Callable 09/01/2032)	1,510,000	1,686,283
6.50%, 09/01/2056 (Callable 03/01/2033)	6,070,000	6,883,728
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	2,000,000	1,958,431
Payne County Economic Development Authority, 4.00%, 09/01/2030	1,110,000	1,100,014
Rogers County Educational Facilities Authority
5.00%, 09/01/2027	315,000	321,708
5.00%, 09/01/2028	530,000	548,382
5.00%, 09/01/2029	485,000	507,141
5.00%, 09/01/2030	575,000	606,509
Sallisaw Municipal Authority, 4.00%, 06/01/2028 (Callable 06/01/2026)	765,000	765,004
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026	2,250,000	2,250,000
2.00%, 04/01/2027	2,500,000	2,481,765
Tulsa County Industrial Authority
5.00%, 09/01/2027	305,000	313,885
5.00%, 09/01/2028	350,000	367,531
5.00%, 09/01/2029	370,000	394,994
Tulsa Metropolitan Utility Authority
0.05%, 04/01/2026	2,385,000	2,385,000
0.05%, 04/01/2027	2,465,000	2,403,480
		59,690,672

Oregon - 1.0%
City of Redmond OR, 5.00%, 06/01/2031 (b)	350,000	377,477
Clackamas County Fire District No 1, 4.00%, 06/01/2031 (Callable 06/01/2027)	2,705,000	2,735,200
Clackamas County School District No 7J Lake Oswego, 4.00%, 06/01/2033 (Callable 06/01/2027)	1,000,000	1,008,071
County of Clackamas OR, 3.00%, 06/01/2028 (Callable 04/22/2026)	400,000	399,372
Curry Health District, 5.00%, 01/01/2027	540,000	548,615
Oregon City School District No 62
0.00%, 06/15/2027 (e)	500,000	483,818
0.00%, 06/15/2028 (e)	400,000	375,980
0.00%, 06/15/2029 (e)	400,000	364,378
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	2,825,000	2,859,235
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 04/22/2026) (c)	6,500,000	6,499,726
State of Oregon
4.00%, 12/01/2048 (Callable 12/01/2026)	85,000	85,101
6.25%, 06/01/2055 (Callable 04/22/2026)	2,995,000	3,307,056
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 05/02/2026)	210,000	210,012
4.50%, 01/01/2049 (Callable 07/01/2027)	310,000	310,319
4.50%, 07/01/2049 (Callable 07/01/2027)	175,000	175,630
Washington & Multnomah Counties School District No 48J Beaverton, 0.00%, 06/15/2029 (Callable 06/15/2027) (e)	950,000	850,232
Washington Clackamas & Yamhill Counties School District No 88J, 3.50%, 06/15/2027 (Callable 04/22/2026)	1,910,000	1,910,537
		22,500,759

Pennsylvania - 4.4%
Allegheny County Higher Education Building Authority, 5.00%, 10/15/2047 (Callable 10/15/2027)	210,000	217,366
Allegheny County Hospital Development Authority, 3.12% (SIFMA Municipal Swap Index + 0.70%), 11/15/2047 (Callable 05/15/2026)	215,000	213,444
Bucks County Industrial Development Authority, 5.00%, 07/01/2032 (Callable 07/01/2031)	2,150,000	2,281,037
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 05/02/2026)	130,000	130,070
4.00%, 09/01/2028 (Callable 05/02/2026)	165,000	165,075
4.00%, 09/01/2029 (Callable 05/02/2026)	170,000	170,063
4.00%, 09/01/2030 (Callable 05/02/2026)	175,000	175,038
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	1,000,000	1,004,893
Chichester School District
5.00%, 09/15/2032 (Callable 03/15/2030)	2,185,000	2,331,091
5.00%, 09/15/2033 (Callable 03/15/2030)	1,865,000	1,982,316
City of DuBois PA, 3.00%, 05/01/2027 (Callable 05/02/2026)	2,565,000	2,550,748
City of Erie Higher Education Building Authority, 5.00%, 05/01/2027	225,000	228,324
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2031 (Callable 07/01/2027) (b)	1,520,000	1,551,860
City of Scranton PA
5.00%, 09/01/2026	420,000	422,595
5.00%, 09/01/2027	440,000	449,186
Commonwealth Financing Authority, 5.00%, 06/01/2032 (Callable 06/01/2028)	1,390,000	1,442,046
County of Adams PA, 4.00%, 09/15/2033 (Callable 09/15/2026)	225,000	225,737
County of Allegheny PA, 3.17% (SOFR + 0.55%), 11/01/2026 (Callable 05/02/2026)	530,000	529,978
County of Lackawanna PA, 4.00%, 09/01/2026	1,445,000	1,450,699
Cumberland County Municipal Authority
5.00%, 01/01/2029 (Callable 05/02/2026)	335,000	335,374
5.00%, 01/01/2032 (Callable 05/02/2026)	900,000	900,788
Easton Area School District
4.00%, 04/01/2027	25,000	25,367
4.00%, 04/01/2027 (Callable 05/02/2026)	900,000	901,089
5.00%, 04/01/2028 (Callable 05/02/2026)	610,000	611,082
4.00%, 04/01/2033 (Callable 10/01/2029)	140,000	138,865
Geisinger Authority
3.38%, 02/15/2033 (Callable 02/15/2027)	55,000	54,725
4.00%, 02/15/2034 (Callable 02/15/2027)	2,000,000	2,008,655
General Authority of Southcentral Pennsylvania, 5.00%, 12/01/2029 (Callable 05/02/2026)	1,000,000	1,001,077
Latrobe Industrial Development Authority, 5.00%, 03/01/2028	190,000	193,764
Mckeesport Area School District, 3.25%, 10/01/2030 (Callable 05/02/2026)	85,000	83,681
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2028	1,375,000	1,435,711
Montgomery County Industrial Development Authority/PA, 4.10%, 04/01/2053 (a)	375,000	382,870
Newtown Township Sewer Authority, 4.00%, 09/01/2032 (Callable 09/01/2026)	450,000	450,699
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 05/02/2026)	635,000	635,423
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (b)	3,000,000	3,179,016
5.00%, 12/31/2029 (Callable 06/30/2026) (b)	4,000,000	4,013,059
5.00%, 06/30/2030 (b)	1,505,000	1,600,528
3.00%, 08/01/2045 (a)(b)	3,000,000	2,999,424
5.00%, 03/15/2060 (Callable 09/15/2031) (a)	5,000,000	5,402,142
Pennsylvania Higher Education Assistance Agency, 5.00%, 06/01/2029 (b)	725,000	754,446
Pennsylvania Housing Finance Agency
3.15%, 09/01/2028 (a)	1,695,000	1,697,449
3.40%, 10/01/2032 (Callable 04/01/2027) (b)	8,420,000	8,159,349
3.90%, 10/01/2035 (Callable 05/02/2026)	1,520,000	1,462,418
4.00%, 10/01/2046 (Callable 04/22/2026)	475,000	475,616
4.25%, 10/01/2052 (Callable 04/01/2032)	770,000	781,539
6.25%, 10/01/2053 (Callable 04/01/2033)	3,675,000	3,964,547
6.25%, 10/01/2055 (Callable 04/01/2033)	1,100,000	1,241,377
6.25%, 10/01/2056 (Callable 04/01/2034)	2,400,000	2,686,877
Pennsylvania Turnpike Commission
5.00%, 12/01/2028	285,000	290,163
5.00%, 12/01/2032 (Callable 12/01/2027)	1,520,000	1,570,692
5.00%, 12/01/2045 (Callable 06/01/2032) (a)	6,500,000	7,208,937
Philadelphia Municipal Authority, 5.00%, 04/01/2032 (Callable 04/01/2027)	2,000,000	2,032,021
Richland School District/PA, 3.55%, 11/15/2032 (Callable 05/02/2026)	50,000	50,008
Ridley School District, 4.00%, 10/15/2030	1,200,000	1,232,318
Scranton-Lackawanna Health and Welfare Authority
5.00%, 11/01/2026	450,000	454,880
5.00%, 11/01/2027	325,000	334,827
5.00%, 11/01/2028	400,000	418,649
5.00%, 11/01/2029	425,000	451,155
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2032 (Callable 12/15/2027)	1,020,000	1,046,640
5.00%, 12/15/2034 (Callable 12/15/2027)	1,000,000	1,022,250
State Public School Building Authority
5.00%, 10/01/2026	685,000	691,873
5.00%, 10/01/2027	645,000	665,069
0.00%, 05/15/2028 (e)	2,075,000	1,938,449
5.00%, 10/01/2028	410,000	430,399
5.00%, 10/01/2029	380,000	404,788
5.00%, 10/01/2030	455,000	489,670
5.00%, 06/01/2031 (Callable 12/01/2026)	3,500,000	3,548,152
5.00%, 10/01/2031	655,000	711,825
5.00%, 10/01/2032	700,000	763,357
5.00%, 06/01/2033 (Callable 12/01/2026)	4,145,000	4,197,346
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2026	725,000	725,589
5.00%, 07/01/2029	1,555,000	1,612,226
Wilkes-Barre Area School District/PA, 5.00%, 08/01/2034 (Callable 02/01/2027)	1,300,000	1,317,266
		98,707,072

Rhode Island - 0.7%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,258,459
5.00%, 09/15/2028	2,425,000	2,541,200
5.00%, 09/15/2030 (Callable 09/15/2029)	4,560,000	4,845,959
Rhode Island Health and Educational Building Corp.
5.00%, 07/01/2031	200,000	213,484
4.25%, 09/15/2031 (Callable 09/15/2027)	1,015,000	1,029,184
3.63%, 05/15/2032 (Callable 05/02/2026)	100,000	100,000
5.00%, 07/01/2032	250,000	267,952
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,000,000	1,003,633
3.75%, 10/01/2049 (Callable 04/01/2029)	730,000	730,407
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 05/02/2026)	1,075,000	1,076,868
		15,067,146

South Carolina - 1.2%
City of Myrtle Beach SC, 5.00%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,010,072
College of Charleston, 3.63%, 04/01/2033 (Callable 05/02/2026)	60,000	59,569
County of Charleston SC, 3.25%, 11/01/2026 (Callable 05/02/2026)	350,000	350,124
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026) (a)	1,162,000	1,168,314
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)	1,125,000	1,128,809
Lexington & Richland School District No 5/SC, 3.00%, 03/01/2028 (Callable 05/02/2026)	275,000	274,709
Lexington County School District No 1/SC, 3.50%, 02/01/2030 (Callable 06/17/2026)	145,000	145,273
Piedmont Municipal Power Agency
0.00%, 01/01/2029 (e)	1,010,000	924,964
0.00%, 01/01/2029 (e)	820,000	752,997
Richland County School District No 1/SC, 3.15%, 03/01/2027 (Callable 05/02/2026)	250,000	249,860
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 04/15/2026)	725,000	725,742
5.75%, 11/15/2029 (Callable 05/02/2026)	1,700,000	1,700,241
South Carolina Public Service Authority
5.00%, 12/01/2032	1,350,000	1,354,591
5.00%, 12/01/2032	650,000	652,644
South Carolina State Housing Finance & Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026) (a)	250,000	253,487
4.00%, 07/01/2047 (Callable 01/01/2027)	105,000	105,074
4.50%, 07/01/2048 (Callable 07/01/2027)	125,000	125,708
4.00%, 01/01/2050 (Callable 07/01/2028)	895,000	902,436
4.00%, 07/01/2050 (Callable 07/01/2029)	950,000	957,838
3.00%, 01/01/2052 (Callable 07/01/2030)	5,445,000	5,373,440
6.00%, 07/01/2056 (Callable 07/01/2034)	3,200,000	3,558,967
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2027 (e)	1,835,000	1,736,175
0.00%, 10/01/2029 (e)	1,835,000	1,605,069
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	1,280,000	1,432,362
		26,548,465

South Dakota - 0.6%
County of Lincoln SD
5.00%, 08/01/2027	200,000	202,871
5.00%, 08/01/2028	200,000	205,104
County of Turner SD
5.00%, 12/01/2027	455,000	471,465
5.00%, 12/01/2031	555,000	610,459
5.00%, 12/01/2032	580,000	644,027
South Dakota Board of Regents Housing & Auxiliary Facilities System
5.00%, 04/01/2031 (Callable 10/01/2027)	1,085,000	1,111,592
5.00%, 04/01/2034 (Callable 10/01/2027)	1,135,000	1,158,287
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2027	105,000	104,906
3.00%, 09/01/2028	200,000	199,402
5.00%, 11/01/2051 (Callable 11/01/2031) (a)	3,220,000	3,501,374
South Dakota Housing Development Authority
6.25%, 05/01/2055 (Callable 05/01/2032)	2,570,000	2,771,968
6.00%, 11/01/2056	2,100,000	2,354,625
		13,336,080

Tennessee - 1.9%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2034 (Callable 08/01/2029)	1,480,000	1,548,552
City of Jackson TN
5.00%, 04/01/2026	1,075,000	1,075,000
5.00%, 04/01/2027 (Callable 04/22/2026)	645,000	645,566
5.00%, 04/01/2029 (Callable 04/22/2026)	600,000	600,382
City of Morristown TN
2.00%, 03/01/2029	1,000,000	967,954
3.25%, 06/01/2033 (Callable 06/01/2026)	130,000	127,713
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	2,924,569
Dickson Health & Educational Facilities Board/TN, 3.00%, 04/01/2028 (Callable 04/01/2027) (a)	815,000	815,212
Johnson City Health & Educational Facilities Board, 0.00%, 07/01/2028 (e)	75,000	69,138
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 4.00%, 10/01/2028	125,000	124,437
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029) (a)	2,425,000	2,429,199
Poplar Grove Utility District Waterworks Revenue, 3.00%, 04/01/2028 (Callable 05/02/2026)	370,000	369,992
Rutherford County Health & Educational Facilities Board, 5.00%, 11/15/2048 (Callable 11/15/2029) (a)	3,500,000	3,780,726
Shelby County Health Educational & Housing Facilities Board, 5.00%, 06/01/2031	4,985,000	5,398,498
State of Tennessee, 3.00%, 08/01/2027 (Callable 05/02/2026)	500,000	500,131
Tennergy Corp./TN
5.25%, 12/01/2026	700,000	707,380
5.50%, 12/01/2027	770,000	791,782
5.50%, 12/01/2028	1,000,000	1,042,390
5.50%, 12/01/2029	2,230,000	2,353,423
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	615,000	622,525
5.00%, 11/01/2032	400,000	426,191
5.00%, 12/01/2032	2,175,000	2,311,332
5.00%, 11/01/2033	2,230,000	2,379,637
5.00%, 11/01/2034 (Callable 08/01/2034)	7,450,000	7,949,652
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 04/22/2026)	685,000	685,095
4.00%, 01/01/2043 (Callable 07/01/2027)	165,000	165,424
6.25%, 01/01/2054 (Callable 07/01/2032)	1,515,000	1,637,700
		42,449,600

Texas - 18.5%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031 (c)	950,000	913,159
Alice Independent School District, 5.00%, 08/15/2027	790,000	815,895
Allen Independent School District, 4.00%, 02/15/2029 (Callable 02/15/2027)	1,985,000	2,004,383
Alvarado Independent School District/TX, 4.00%, 02/15/2052 (a)	1,500,000	1,541,762
Andrews County Hospital District, 5.00%, 03/15/2029	225,000	228,610
Arcola Municipal Management District No 1, 6.50%, 11/01/2030	1,725,000	1,872,116
Argyle Independent School District
4.00%, 08/15/2057 (a)	3,055,000	3,101,384
4.00%, 08/15/2057 (a)	2,230,000	2,292,087
Arlington Higher Education Finance Corp.
5.00%, 02/15/2027	1,000,000	1,018,872
4.00%, 12/01/2031 (Callable 06/01/2026)	200,000	200,253
5.00%, 08/15/2032 (Callable 08/15/2029)	515,000	544,690
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/22/2026) (a)	4,560,000	4,563,659
Austin Affordable Pfc, Inc., 5.00%, 11/01/2028 (Callable 11/01/2027) (a)	2,857,000	2,943,836
Banquete Independent School District
5.00%, 08/01/2027	250,000	257,835
5.00%, 08/01/2028	210,000	221,558
Baybrook Municipal Utility District No 1, 6.75%, 05/01/2032 (Callable 05/01/2030)	1,925,000	2,181,811
Borden County Independent School District, 5.00%, 02/15/2030 (Callable 02/15/2028)	225,000	233,925
Brazoria County Municipal Utility District No 22, 6.50%, 09/01/2030	1,630,000	1,771,900
Brazoria County Municipal Utility District No 25, 3.00%, 09/01/2031 (Callable 05/02/2026)	195,000	187,180
Brazoria County Municipal Utility District No 55, 5.00%, 09/01/2030 (Callable 02/01/2030)	2,325,000	2,432,631
Brazoria County Municipal Utility District No 57
6.50%, 09/01/2030	1,450,000	1,587,913
6.13%, 09/01/2032 (Callable 09/01/2030)	435,000	483,786
Brazos County Municipal Utility District No 1
5.00%, 09/01/2028	255,000	266,841
5.00%, 09/01/2030	215,000	231,437
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2027 (b)	500,000	506,799
5.00%, 04/01/2028 (b)	1,000,000	1,026,230
5.00%, 04/01/2030 (b)	1,160,000	1,212,138
Bryan Independent School District, 3.25%, 02/15/2033 (Callable 02/15/2027)	50,000	49,797
Bullard Independent School District, 4.00%, 02/15/2051 (a)	3,000,000	3,083,479
Calallen Independent School District, 3.25%, 02/15/2033 (Callable 05/02/2026)	450,000	431,716
Central Texas Turnpike System
0.00%, 08/15/2026 (e)	9,060,000	8,965,578
5.00%, 08/15/2042 (Callable 05/15/2030) (a)	8,905,000	9,521,375
Chambers County Municipal Utility District No 1, 3.50%, 09/01/2031 (Callable 05/02/2026)	400,000	397,117
Charlotte Independent School District, 5.00%, 08/01/2028	245,000	258,484
Chisum Independent School District, 5.00%, 08/15/2027	325,000	335,208
City of Allen TX
5.00%, 08/15/2027	300,000	309,422
5.00%, 08/15/2028	500,000	526,305
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2028	200,000	210,363
5.00%, 09/01/2029	495,000	529,577
City of Celina TX
5.00%, 09/01/2028	447,000	465,264
5.00%, 09/01/2029	313,000	330,056
5.00%, 09/01/2030	491,000	523,179
City of Dallas Housing Finance Corp.
3.35%, 10/01/2029 (Callable 10/01/2028) (a)	525,000	529,233
3.05%, 08/01/2030 (a)	1,750,000	1,749,381
5.00%, 07/01/2042 (Callable 01/01/2027) (a)	2,130,000	2,161,704
City of Godley TX
5.00%, 08/15/2032	610,000	669,882
5.00%, 08/15/2033	1,000,000	1,105,021
City of Hallsville TX, 3.50%, 08/15/2030 (Callable 05/02/2026)	300,000	287,506
City of Houston TX Airport System Revenue, 5.00%, 07/01/2031 (Callable 07/01/2028) (b)	2,950,000	3,060,291
City of Houston TX Hotel Occupancy Tax & Special Revenue
0.00%, 09/01/2027 (e)	2,280,000	2,182,381
5.00%, 09/01/2029 (Callable 04/24/2026)	1,500,000	1,502,237
City of Jourdanton TX, 3.50%, 02/01/2032 (Callable 05/02/2026)	295,000	290,564
City of Kyle TX
5.00%, 08/15/2032	235,000	259,648
5.00%, 08/15/2033	300,000	334,011
City of Lindsay TX, 4.50%, 02/15/2033 (Callable 05/02/2026)	65,000	65,012
City of Odessa TX, 4.00%, 03/01/2032 (Callable 03/01/2028)	740,000	735,915
City of San Antonio TX Airport System, 5.00%, 07/01/2030 (Callable 07/01/2029) (b)	250,000	262,497
City of San Antonio TX Electric & Gas Systems Revenue
2.90%, 02/01/2055 (a)	3,500,000	3,481,365
3.08%, 02/01/2055 (a)	4,000,000	3,992,814
City of Sulphur Springs TX, 3.25%, 07/01/2031 (Callable 05/02/2026)	200,000	194,835
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	1,010,000	1,016,689
5.00%, 02/15/2030	1,000,000	1,069,584
5.00%, 08/15/2035 (Callable 08/15/2026)	1,200,000	1,206,447
4.00%, 02/15/2055 (a)	7,225,000	7,470,673
Collin County Municipal Utility District No 2
7.00%, 09/01/2029	1,995,000	2,149,175
4.50%, 09/01/2030	4,450,000	4,584,714
Collin County Water Control & Improvement District No 3, 7.00%, 09/15/2030	1,230,000	1,349,498
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	280,000	293,496
7.00%, 08/15/2028	295,000	321,871
Comal County Water Control & Improvement District No 6, 4.00%, 03/01/2027	555,000	559,411
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,425,659
County of Caldwell TX, 3.75%, 02/01/2032 (Callable 05/02/2026)	655,000	655,034
County of Comal TX, 3.25%, 02/01/2032 (Callable 05/02/2026)	50,000	50,001
County of Wise TX, 5.00%, 08/15/2026	850,000	854,140
Cypress Hill Municipal Utility District No 1, 3.00%, 09/01/2032 (Callable 05/02/2026)	25,000	23,713
Cypress-Fairbanks Independent School District, 3.00%, 02/15/2028 (Callable 05/02/2026)	500,000	500,063
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032) (a)(b)	6,900,000	7,453,973
Dallas Independent School District
5.00%, 02/15/2055 (a)	5,000,000	5,437,263
5.00%, 02/15/2055 (a)	3,390,000	3,587,367
5.00%, 02/15/2056 (a)	2,000,000	2,138,237
Decatur Hospital Authority, 5.75%, 09/01/2029	700,000	734,015
Decatur Independent School District, 4.00%, 08/15/2027 (Callable 08/15/2026)	500,000	502,181
Denton Independent School District, 4.00%, 08/15/2055 (a)	3,030,000	3,114,360
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 05/02/2026)	220,000	220,403
Eagle Mountain & Saginaw Independent School District
4.00%, 08/01/2050 (a)	1,975,000	2,004,168
4.00%, 08/01/2050 (a)	25,000	25,437
EP Cimarron Ventanas PFC
5.00%, 06/01/2026	385,000	386,124
5.00%, 12/01/2026	395,000	399,565
5.00%, 06/01/2027	400,000	408,175
5.00%, 06/01/2028	425,000	438,920
5.00%, 06/01/2029	445,000	463,886
5.00%, 12/01/2029	230,000	240,355
Ferris Independent School District, 4.00%, 08/15/2032 (Callable 08/15/2026)	660,000	661,992
Fort Bend County Levee Improvement District No 15
3.38%, 09/01/2031 (Callable 05/02/2026)	360,000	355,212
3.50%, 09/01/2032 (Callable 05/02/2026)	370,000	365,482
Fort Bend County Levee Improvement District No 6, 2.00%, 03/01/2030 (Callable 03/01/2027)	270,000	249,580
Fort Bend County Municipal Utility District No 118, 3.25%, 09/01/2031 (Callable 05/02/2026)	220,000	217,224
Fort Bend County Municipal Utility District No 123, 3.00%, 09/01/2029 (Callable 05/02/2026)	220,000	217,899
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	680,000	724,743
Fort Bend County Municipal Utility District No 134D
5.75%, 09/01/2030	4,325,000	4,606,509
6.25%, 09/01/2030	2,705,000	2,909,207
Fort Bend County Municipal Utility District No 142, 2.00%, 09/01/2034 (Callable 09/01/2026)	235,000	194,995
Fort Bend County Municipal Utility District No 146
3.00%, 09/01/2028 (Callable 05/02/2026)	260,000	257,413
3.00%, 09/01/2028 (Callable 05/02/2026)	215,000	212,861
Fort Bend County Municipal Utility District No 165
3.25%, 09/01/2030 (Callable 05/02/2026)	230,000	226,960
3.25%, 09/01/2031 (Callable 05/02/2026)	230,000	225,540
Fort Bend County Municipal Utility District No 173, 3.25%, 09/01/2030 (Callable 05/02/2026)	180,000	171,375
Fort Bend County Municipal Utility District No 176, 6.50%, 09/01/2030	1,160,000	1,254,777
Fort Bend County Municipal Utility District No 182, 5.00%, 09/01/2030	3,380,000	3,543,292
Fort Bend County Municipal Utility District No 184
5.00%, 04/01/2027	170,000	173,422
5.00%, 04/01/2028	180,000	186,982
4.75%, 04/01/2029	1,440,000	1,475,666
5.00%, 04/01/2030	395,000	423,025
Fort Bend County Municipal Utility District No 194, 3.75%, 09/01/2030 (Callable 05/02/2026)	165,000	162,023
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	1,720,000	1,860,844
Fort Bend County Municipal Utility District No 222
6.50%, 07/01/2030	1,560,000	1,669,104
5.00%, 07/01/2033 (Callable 07/01/2031)	190,000	203,937
Fort Bend County Municipal Utility District No 229, 6.50%, 09/01/2031	1,395,000	1,526,299
Fort Bend County Municipal Utility District No 5
3.63%, 09/01/2031 (Callable 05/02/2026)	195,000	186,248
3.75%, 09/01/2032 (Callable 05/02/2026)	205,000	194,863
3.75%, 09/01/2033 (Callable 05/02/2026)	210,000	197,368
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	5,030,000	5,106,930
Frenship Independent School District
5.00%, 02/15/2029	400,000	426,276
5.00%, 02/15/2030	300,000	324,866
Frisco Independent School District, 0.00%, 08/15/2029 (e)	105,000	94,300
Frisco West Water Control & Improvement District of Denton County
3.00%, 09/01/2028 (Callable 05/02/2026)	455,000	449,953
3.13%, 09/01/2029 (Callable 05/02/2026)	180,000	177,246
Fulshear Municipal Utility District No 3A
5.50%, 09/01/2030	2,570,000	2,719,987
5.50%, 09/01/2030	1,550,000	1,640,364
FW Chaparral PFC, 5.00%, 10/01/2035 (Callable 10/01/2032)	1,500,000	1,576,948
Galena Park Independent School District, 0.00%, 08/15/2026 (e)	1,000,000	989,615
Galveston County Municipal Utility District No 43, 3.00%, 09/01/2029 (Callable 05/02/2026)	255,000	249,712
Galveston County Municipal Utility District No 46, 3.38%, 09/01/2030 (Callable 05/02/2026)	270,000	268,890
Generation Park Management District, 6.00%, 09/01/2030	5,585,000	5,988,549
Godley Independent School District
5.00%, 02/15/2027	485,000	494,406
5.00%, 02/15/2028	415,000	433,894
5.00%, 02/15/2029	515,000	547,360
5.00%, 02/15/2030	605,000	653,989
Grand Prairie Independent School District, 3.25%, 02/15/2031 (Callable 05/02/2026)	250,000	250,025
Grapevine-Colleyville Independent School District, 4.00%, 08/15/2032 (Callable 08/15/2027)	1,250,000	1,263,999
Greater Texoma Utility Authority, 5.00%, 10/01/2036 (Callable 10/01/2032)	1,685,000	1,815,783
Greenwood Independent School District
5.00%, 02/15/2027	320,000	326,373
5.00%, 02/15/2030	370,000	399,254
Harris County Cultural Education Facilities Finance Corp., 5.00%, 05/15/2050 (Callable 05/15/2030) (a)	9,500,000	10,241,806
Harris County Health Facilities Development Corp., 5.75%, 07/01/2027	460,000	468,751
Harris County Municipal Utility District No 16, 3.13%, 03/01/2029 (Callable 05/02/2026)	330,000	327,463
Harris County Municipal Utility District No 165, 5.00%, 03/01/2030	1,945,000	2,034,879
Harris County Municipal Utility District No 171, 5.00%, 12/01/2030	4,875,000	5,112,458
Harris County Municipal Utility District No 239, 3.00%, 03/01/2030 (Callable 05/02/2026)	240,000	233,495
Harris County Municipal Utility District No 26, 3.13%, 04/01/2031 (Callable 05/02/2026)	240,000	234,008
Harris County Municipal Utility District No 261, 3.25%, 03/01/2032 (Callable 05/02/2026)	265,000	258,989
Harris County Municipal Utility District No 290, 3.00%, 09/01/2027 (Callable 05/02/2026)	375,000	373,948
Harris County Municipal Utility District No 389, 3.00%, 09/01/2028 (Callable 05/02/2026)	275,000	272,407
Harris County Municipal Utility District No 391, 3.00%, 09/01/2032 (Callable 05/02/2026)	220,000	210,210
Harris County Municipal Utility District No 421, 5.50%, 09/01/2034 (Callable 09/01/2031)	150,000	163,397
Harris County Municipal Utility District No 422
4.50%, 09/01/2030	1,500,000	1,543,825
4.50%, 09/01/2030	875,000	900,565
Harris County Municipal Utility District No 433, 3.13%, 09/01/2031 (Callable 05/02/2026)	210,000	202,441
Harris County Municipal Utility District No 489, 5.00%, 09/01/2031	1,500,000	1,580,203
Harris County Municipal Utility District No 5, 3.00%, 09/01/2027 (Callable 05/02/2026)	315,000	314,117
Harris County Municipal Utility District No 531, 3.63%, 09/01/2032 (Callable 05/02/2026)	165,000	155,971
Harris County Municipal Utility District No 55, 5.00%, 02/01/2030	3,725,000	3,885,324
Harris County Municipal Utility District No 65, 3.13%, 03/01/2032 (Callable 05/02/2026)	250,000	242,324
Harris County Municipal Utility District No 71, 3.25%, 03/01/2029 (Callable 05/02/2026)	550,000	548,650
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2026	280,000	282,266
5.00%, 09/01/2027	375,000	384,619
5.00%, 09/01/2028	400,000	419,577
5.00%, 09/01/2029	400,000	425,524
5.00%, 09/01/2030	400,000	430,979
5.00%, 09/01/2031	300,000	326,807
5.00%, 09/01/2032	225,000	247,314
Harris-Waller Counties Municipal Utility District No 4, 6.63%, 11/01/2030	1,410,000	1,555,979
Hays County Water Control & Improvement District No 2
3.10%, 09/01/2029 (Callable 05/02/2026)	250,000	249,214
3.20%, 09/01/2030 (Callable 05/02/2026)	365,000	357,767
Hunt Memorial Hospital District Charitable Health
5.00%, 02/15/2034 (Callable 02/15/2030)	640,000	644,199
4.38%, 02/15/2036	2,000,000	1,914,205
Industrial Independent School District/TX, 3.00%, 08/15/2031 (Callable 08/15/2026)	120,000	115,864
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)	3,750,000	3,935,448
Kaufman County Municipal Utility District No 3, 6.50%, 03/01/2030	2,685,000	2,900,855
Kelly Lane Water Control & Improvement District No 1, 3.25%, 09/01/2032 (Callable 05/02/2026)	295,000	283,536
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,135,000	1,243,431
Kingsville Independent School District/TX, 4.00%, 02/15/2030 (Callable 05/02/2026)	1,020,000	1,020,378
La Vega Independent School District, 5.00%, 02/15/2027	170,000	173,430
Lake Dallas Independent School District, 0.00%, 08/15/2026 (e)	1,000,000	990,016
Lakehaven Municipal Utility District
6.50%, 09/01/2032 (Callable 09/01/2031)	180,000	207,196
6.50%, 09/01/2033 (Callable 09/01/2031)	190,000	217,618
6.50%, 09/01/2034 (Callable 09/01/2031)	200,000	227,987
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	511,351
6.50%, 09/01/2026	300,000	304,389
6.00%, 09/01/2027	645,000	672,054
6.50%, 09/01/2027	300,000	314,649
Las Varas Public Facility Corp., 3.35%, 11/01/2044 (Callable 02/01/2029) (a)	2,500,000	2,460,896
Leander Independent School District
0.00%, 08/15/2028 (e)	900,000	837,921
0.00%, 08/15/2028 (e)	450,000	419,647
0.00%, 08/15/2029 (e)	550,000	496,252
0.00%, 08/15/2029 (e)	500,000	450,090
0.00%, 08/16/2029 (Callable 05/02/2026) (e)	100,000	88,999
Leander Municipal Utility District No 2, 6.50%, 08/15/2030	1,215,000	1,331,013
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028) (a)	3,015,000	3,021,046
Liberty Independent School District, 3.25%, 02/15/2031 (Callable 05/02/2026)	150,000	149,998
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,428,859
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 05/02/2026) (b)	3,775,000	3,779,290
Lower Colorado River Authority, 3.50%, 05/15/2032 (Callable 05/02/2026)	125,000	125,012
Lubbock-Cooper Independent School District
5.00%, 02/15/2027	140,000	142,764
5.00%, 02/15/2028	150,000	156,829
5.00%, 02/15/2030	155,000	167,255
Manor Independent School District, 5.00%, 08/01/2027	1,015,000	1,047,351
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	830,000	874,365
Midlothian Municipal Management District No 2, 6.50%, 09/01/2032 (Callable 11/01/2031)	250,000	289,515
Mission Economic Development Corp., 4.25%, 06/01/2048 (Callable 04/02/2027) (a)(b)	2,000,000	2,016,175
Montgomery County Municipal Utility District No 112
3.13%, 10/01/2028 (Callable 05/02/2026)	340,000	337,625
3.38%, 10/01/2030 (Callable 05/02/2026)	190,000	188,341
Montgomery County Municipal Utility District No 121, 6.00%, 09/01/2030	1,175,000	1,244,138
Montgomery County Municipal Utility District No 138, 5.00%, 03/01/2031	1,505,000	1,586,560
Montgomery County Municipal Utility District No 140
6.00%, 03/01/2029	150,000	162,219
6.50%, 03/01/2032	1,425,000	1,597,257
Montgomery County Municipal Utility District No 15, 2.00%, 03/01/2033 (Callable 03/01/2029)	490,000	428,604
Montgomery County Municipal Utility District No 163
6.50%, 11/01/2030	1,130,000	1,214,997
6.50%, 11/01/2030 (Callable 11/01/2029)	265,000	291,222
6.50%, 11/01/2031 (Callable 11/01/2029)	280,000	307,127
Montgomery County Municipal Utility District No 165, 6.25%, 09/01/2030	1,275,000	1,370,269
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	915,000	991,884
Montgomery County Municipal Utility District No 191, 6.50%, 09/01/2030	1,780,000	1,923,519
Montgomery County Municipal Utility District No 95, 3.00%, 09/01/2030 (Callable 05/02/2026)	200,000	194,252
New Caney Independent School District, 4.00%, 02/15/2050 (a)	2,560,000	2,600,599
New Hope Cultural Education Facilities Finance Corp., 5.25%, 10/01/2030 (Callable 10/01/2026)	3,000,000	2,968,722
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 05/02/2026)	705,000	706,288
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	360,000	361,848
North Central Texas Housing Finance Corp., 5.25%, 07/01/2057 (Callable 01/01/2035)	2,000,000	2,117,744
North Texas Higher Education Authority, Inc.
5.00%, 06/01/2027 (b)	250,000	254,533
5.00%, 06/01/2028 (b)	1,100,000	1,136,027
5.00%, 06/01/2029 (b)	1,450,000	1,505,371
5.00%, 06/01/2032 (b)	1,250,000	1,311,139
4.13%, 06/01/2045 (Callable 06/01/2031) (b)	1,690,000	1,638,677
North Texas Tollway Authority, 0.00%, 01/01/2029 (e)	8,340,000	7,693,878
Northlake Municipal Management District No 1
6.75%, 03/01/2027	545,000	563,167
6.63%, 03/01/2031	1,385,000	1,521,588
Northside Independent School District
5.00%, 08/01/2027	500,000	516,403
2.00%, 06/01/2052 (a)	4,155,000	4,110,149
Northwest Harris County Municipal Utility District No 12, 3.00%, 03/01/2029 (Callable 05/02/2026)	245,000	241,234
Oakmont Public Utility District
3.13%, 03/01/2028 (Callable 05/02/2026)	310,000	308,509
3.25%, 03/01/2029 (Callable 05/02/2026)	325,000	323,219
Paloma Lake Municipal Utility District No 2, 3.63%, 09/01/2033 (Callable 05/02/2026)	255,000	244,720
Panola College Foundation, 3.38%, 02/15/2032 (Callable 05/02/2026)	50,000	50,006
Paseo del Este Municipal Utility District No 8
3.63%, 08/15/2030 (Callable 08/15/2027)	160,000	156,315
3.75%, 08/15/2031 (Callable 08/15/2027)	165,000	160,843
Port Authority of Houston of Harris County Texas, 5.00%, 10/01/2032 (Callable 10/01/2028) (b)	1,000,000	1,041,950
Port Freeport TX
5.00%, 06/01/2032 (Callable 06/01/2029) (b)	770,000	803,086
5.00%, 06/01/2033 (Callable 06/01/2029) (b)	500,000	520,153
Port Neches-Groves Independent School District/TX, 3.00%, 02/15/2029 (Callable 05/02/2026)	200,000	199,412
Post Wood Municipal Utility District/TX, 3.25%, 03/01/2032 (Callable 05/02/2026)	300,000	291,538
Prosper Independent School District, 4.00%, 02/15/2050 (a)	1,265,000	1,271,187
PSC/TX, 3.75%, 12/01/2040	5,400,000	5,401,380
Redbird Ranch Water Control & Improvement District No 2, 6.25%, 09/01/2030	1,210,000	1,299,751
Remington Municipal Utility District No 1
3.00%, 09/01/2029 (Callable 05/02/2026)	250,000	248,411
3.00%, 09/01/2030 (Callable 05/02/2026)	1,440,000	1,430,996
Reunion Ranch Water Control & Improvement District
3.75%, 08/15/2030 (Callable 05/02/2026)	155,000	150,661
4.00%, 08/15/2033 (Callable 05/02/2026)	175,000	172,908
Rio Hondo Independent School District
5.00%, 02/15/2029	575,000	608,678
5.00%, 02/15/2030	440,000	473,115
Robert Lee Independent School District
5.00%, 02/15/2027	220,000	224,152
5.00%, 02/15/2028	335,000	347,133
5.00%, 02/15/2029 (Callable 08/15/2028)	230,000	240,290
5.00%, 02/15/2030 (Callable 08/15/2028)	140,000	146,038
Rolling Fork Public Utility District/TX, 3.00%, 10/01/2031 (Callable 05/02/2026)	200,000	194,213
San Antonio Housing Trust Public Facility Corp.
3.45%, 07/01/2029 (a)	500,000	502,910
4.00%, 07/01/2045 (Callable 08/01/2027) (a)	3,000,000	3,050,651
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)	2,715,000	2,784,956
San Patricio Municipal Water District, 3.00%, 07/10/2028 (Callable 05/02/2026)	450,000	450,074
Santa Fe Independent School District/TX, 4.00%, 02/15/2033 (Callable 05/02/2026)	285,000	285,073
Sheldon Independent School District, 3.13%, 02/15/2032 (Callable 05/02/2026)	830,000	809,076
Sienna Municipal Utility District No 4, 2.00%, 09/01/2028 (Callable 05/02/2026)	315,000	302,003
Sienna Municipal Utility District No 6
5.50%, 09/01/2027	375,000	387,830
5.50%, 09/01/2028	390,000	412,622
6.50%, 09/01/2029	1,065,000	1,135,892
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028 (a)	3,500,000	3,531,879
Sonterra Municipal Utility District, 3.00%, 08/15/2031 (Callable 05/02/2026)	215,000	209,302
Southeast Regional Management District
5.00%, 04/01/2028	225,000	233,728
5.00%, 04/01/2029	170,000	179,630
Spring Independent School District, 5.00%, 08/15/2030	4,000,000	4,334,846
State of Texas, 4.00%, 08/01/2028 (Callable 05/02/2026) (b)	135,000	135,074
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	2,340,000	2,344,248
Sunfield Municipal Utility District No 4, 6.50%, 09/01/2028	155,000	168,069
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2026	700,000	705,965
5.00%, 11/15/2028 (Callable 11/15/2027)	1,110,000	1,133,019
5.00%, 11/15/2029 (Callable 11/15/2027)	1,855,000	1,891,619
5.00%, 07/01/2053 (Callable 01/01/2032) (a)	5,815,000	6,321,050
5.00%, 11/15/2064 (Callable 11/15/2028) (a)	4,000,000	4,274,838
Tarrant County Housing Finance Corp., 5.00%, 09/01/2028 (Callable 09/01/2027) (a)	1,000,000	1,027,739
Texas Department of Housing & Community Affairs
4.75%, 03/01/2049 (Callable 09/01/2027)	400,000	404,021
5.50%, 09/01/2052 (Callable 03/01/2032)	2,585,000	2,750,491
5.75%, 07/01/2054 (Callable 01/01/2033)	3,975,000	4,315,426
6.25%, 01/01/2056 (Callable 07/01/2033)	5,000,000	5,594,323
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	6,250,000	6,420,196
5.00%, 12/15/2030	3,100,000	3,279,541
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029) (a)	8,745,000	9,231,317
Texas Municipal Gas Acquisition and Supply Corp. I, 4.09% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 04/01/2026)	8,300,000	8,303,145
Texas State Affordable Housing Corp., 4.25%, 03/01/2049 (Callable 03/01/2029)	245,000	246,865
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 04/22/2026) (a)	4,715,000	4,724,894
Travis County Municipal Utility District No 13, 3.00%, 08/15/2032 (Callable 05/02/2026)	300,000	279,947
Travis County Municipal Utility District No 15, 3.00%, 09/01/2032 (Callable 05/02/2026)	200,000	191,000
Travis County Municipal Utility District No 18
3.63%, 09/01/2030 (Callable 05/02/2026)	175,000	169,910
3.75%, 09/01/2032 (Callable 05/02/2026)	175,000	167,979
4.00%, 09/01/2033 (Callable 05/02/2026)	245,000	241,979
Travis County Municipal Utility District No 2, 3.25%, 09/01/2030 (Callable 05/02/2026)	275,000	270,543
Uptown Municipal Utility District No 1, 6.50%, 09/01/2032 (Callable 03/01/2032)	1,295,000	1,451,368
Viridian Municipal Management District
4.00%, 12/01/2026 (Callable 05/02/2026)	340,000	340,258
5.00%, 12/01/2027	250,000	257,981
5.00%, 12/01/2028	250,000	262,381
5.00%, 12/01/2028	200,000	209,905
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,757,489
Waller County Municipal Utility District No 19, 6.63%, 09/01/2030	1,345,000	1,457,589
Waller County Municipal Utility District No 37
6.50%, 09/01/2030	1,430,000	1,546,974
7.25%, 09/01/2030	490,000	538,611
West Ranch Management District, 3.00%, 09/01/2028 (Callable 05/02/2026)	240,000	239,391
Westwood Shores Municipal Utility District
8.00%, 05/01/2032 (Callable 11/01/2031)	90,000	109,067
8.00%, 05/01/2033 (Callable 11/01/2031)	100,000	121,154
Williamson County Municipal Utility District No 29, 6.50%, 10/01/2033 (Callable 10/01/2030)	335,000	377,446
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	795,000	828,279
Williamson-Liberty Hill Municipal Utility District, 6.00%, 09/01/2032 (Callable 09/01/2028)	1,100,000	1,169,202
Willow Creek Farms Municipal Utility District
3.50%, 09/01/2032 (Callable 05/02/2026)	95,000	94,916
6.50%, 03/01/2033 (Callable 03/01/2032)	340,000	396,598
Wink-Loving Independent School District
5.00%, 02/15/2030 (Callable 02/15/2028)	1,000,000	1,039,702
5.00%, 02/15/2031 (Callable 02/15/2028)	1,000,000	1,038,519
5.00%, 02/15/2032 (Callable 02/15/2027)	3,235,000	3,295,034
5.00%, 02/15/2033 (Callable 02/15/2027)	4,555,000	4,640,575
Wood Trace Municipal Utility District No 1
3.50%, 09/01/2032 (Callable 05/02/2026)	150,000	141,231
3.63%, 09/01/2033 (Callable 05/02/2026)	150,000	140,885
		417,379,495

Utah - 0.6%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027) (b)	1,600,000	1,635,694
5.00%, 07/01/2032 (Callable 07/01/2027) (b)	2,000,000	2,040,868
Davis School District, 3.38%, 06/01/2032 (Callable 05/02/2026)	100,000	98,930
Utah Charter School Finance Authority
5.00%, 04/15/2029	100,000	104,790
3.63%, 06/15/2029 (Callable 06/15/2027) (c)	765,000	751,143
5.00%, 04/15/2030	100,000	105,868
5.00%, 04/15/2031	100,000	106,852
5.00%, 04/15/2032	150,000	161,470
5.00%, 04/15/2033	155,000	167,622
5.00%, 04/15/2034	140,000	151,576
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 05/02/2026)	545,000	545,043
3.18%, 07/01/2045 (Callable 02/01/2028) (a)	1,000,000	1,002,496
6.00%, 07/01/2053 (Callable 01/01/2032)	2,915,000	3,128,986
6.25%, 07/01/2055 (Callable 01/01/2033)	3,070,000	3,415,455
		13,416,793

Vermont - 0.1%
University of Vermont and State Agricultural College
3.63%, 10/01/2032 (Callable 04/28/2026)	105,000	105,079
5.00%, 10/01/2034 (Callable 10/01/2029)	450,000	477,039
Vermont Housing Finance Agency
4.00%, 11/01/2048 (Callable 05/01/2026)	210,000	210,271
4.00%, 11/01/2049 (Callable 05/01/2026)	1,005,000	1,014,810
3.75%, 11/01/2050 (Callable 05/01/2029)	555,000	555,312
		2,362,511

Virginia - 1.4%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	1,110,000	1,092,771
County of Loudoun VA, 3.25%, 12/01/2032 (Callable 05/02/2026)	1,780,000	1,769,470
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)	6,720,000	6,878,400
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026) (a)	1,675,000	1,687,390
Henrico County Economic Development Authority, 3.00%, 10/01/2029 (Callable 10/01/2026)	515,000	507,873
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	1,515,000	1,517,629
Richmond Redevelopment & Housing Authority
3.45%, 09/01/2046 (Callable 09/01/2027) (a)	2,070,000	2,083,130
3.10%, 12/01/2055 (Callable 04/12/2026) (a)	250,000	250,009
Salem Economic Development Authority, 5.00%, 04/01/2028	350,000	359,528
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,540,000	1,550,857
Virginia College Building Authority
4.00%, 02/01/2028 (Callable 05/02/2026)	325,000	325,321
3.25%, 02/01/2031 (Callable 05/02/2026)	200,000	199,993
Virginia Commonwealth Transportation Board, 5.00%, 05/15/2030 (Callable 11/15/2027)	1,355,000	1,403,851
Virginia Housing Development Authority
3.30%, 08/01/2028 (Callable 04/22/2026)	300,000	300,043
3.25%, 03/01/2029 (Callable 04/22/2026)	550,000	550,042
3.25%, 09/01/2029 (Callable 09/01/2026)	1,750,000	1,751,552
1.80%, 05/01/2033 (Callable 05/01/2030)	415,000	347,699
Virginia Public Building Authority
5.00%, 08/01/2029	2,430,000	2,615,626
5.00%, 08/01/2029 (Callable 08/01/2026) (b)	3,500,000	3,521,931
Virginia Resources Authority, 3.13%, 11/01/2030 (Callable 05/02/2026)	200,000	199,998
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	1,185,000	1,225,013
5.00%, 10/01/2031	1,050,000	1,125,737
5.00%, 01/01/2033 (Callable 07/01/2027)	1,000,000	1,048,516
5.00%, 01/01/2035 (Callable 07/01/2027)	25,000	26,159
		32,338,538

Washington - 2.0%
Central Puget Sound Regional Transit Authority, 4.75%, 02/01/2028 (Callable 05/02/2026)	130,000	130,839
Central Washington University, 4.00%, 05/01/2026 (Callable 04/02/2026)	435,000	435,166
City of Port Townsend WA
4.00%, 12/01/2032 (Callable 06/01/2026)	720,000	720,630
4.00%, 12/01/2033 (Callable 06/01/2026)	500,000	500,363
City of Seattle WA Municipal Light & Power Revenue, 2.67% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)	9,855,000	9,802,829
Clark County School District No 117 Camas, 3.50%, 12/01/2026 (Callable 05/02/2026)	200,000	200,074
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,258,211
King County Public Hospital District No 4, 5.50%, 12/01/2035	3,750,000	3,682,146
King County School District No 210 Federal Way, 5.00%, 12/01/2030 (Callable 12/01/2027)	210,000	218,561
King County School District No 405 Bellevue, 3.00%, 12/01/2031 (Callable 12/01/2026)	500,000	482,954
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 05/02/2026)	675,000	675,206
Seattle Housing Authority, 5.00%, 12/01/2029 (Callable 04/01/2029)	2,000,000	2,089,537
State of Washington
3.25%, 08/01/2029 (Callable 04/22/2026)	400,000	399,998
5.00%, 08/01/2029 (Callable 08/01/2026)	1,860,000	1,874,917
Tacoma Metropolitan Park District
4.00%, 12/01/2027	2,505,000	2,557,276
4.00%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,671,234
Vancouver Housing Authority
5.00%, 02/01/2027	280,000	283,403
5.00%, 08/01/2027	285,000	290,278
5.00%, 02/01/2028	295,000	302,333
5.00%, 08/01/2028	300,000	309,137
5.00%, 02/01/2029	310,000	320,824
5.00%, 08/01/2029	315,000	327,606
5.00%, 08/01/2029 (Callable 02/01/2029)	825,000	859,326
5.00%, 02/01/2030	320,000	333,832
5.00%, 08/01/2030	330,000	345,443
5.00%, 08/01/2032	465,000	489,560
Washington Health Care Facilities Authority
5.00%, 12/01/2026 (c)	285,000	289,373
5.00%, 09/01/2029	2,710,000	2,875,015
5.00%, 08/01/2033 (Callable 08/01/2029)	640,000	671,977
Washington State Housing Finance Commission
4.50%, 07/01/2030 (Callable 05/02/2026) (c)	2,530,000	2,530,023
5.00%, 07/01/2033	1,745,000	1,928,164
4.75%, 01/01/2034 (Callable 01/01/2030) (c)	940,000	931,659
5.00%, 01/01/2035 (Callable 01/01/2029)	3,000,000	2,939,960
		45,727,854

West Virginia - 0.8%
City of Wheeling WV Waterworks & Sewerage System Revenue
5.00%, 06/01/2029	125,000	132,183
5.00%, 06/01/2030	100,000	107,031
5.00%, 06/01/2031	255,000	275,622
5.00%, 06/01/2032	250,000	272,444
County of Ohio WV Special District Excise Tax Revenue
5.00%, 06/01/2026	530,000	531,692
5.00%, 06/01/2027	300,000	306,689
5.00%, 06/01/2028	600,000	624,370
5.00%, 06/01/2030	450,000	479,665
5.00%, 06/01/2031	1,125,000	1,208,288
5.00%, 06/01/2033	500,000	539,308
Fairmont State University, 3.50%, 06/01/2032 (Callable 05/02/2026)	230,000	227,433
Jefferson County Building Commission
5.00%, 07/01/2028	275,000	288,205
5.00%, 07/01/2029	285,000	304,007
5.00%, 07/01/2030	500,000	541,456
5.00%, 07/01/2031	315,000	345,541
Kanawha County Public Building Commission, 5.00%, 12/01/2034 (Callable 12/01/2029)	720,000	762,394
West Virginia Economic Development Authority, 4.70%, 04/01/2036 (a)(b)	60,000	60,082
West Virginia Higher Education Policy Commission, 5.00%, 07/01/2034 (Callable 07/01/2027)	1,730,000	1,761,477
West Virginia Housing Development Fund
3.00%, 11/01/2026	1,130,000	1,131,035
5.00%, 11/01/2027	190,000	196,136
3.20%, 11/01/2028 (Callable 02/01/2028) (a)	1,985,000	1,987,604
5.00%, 11/01/2028	275,000	288,946
5.00%, 11/01/2029	325,000	348,087
3.60%, 11/01/2032 (Callable 05/01/2032)	200,000	200,257
2.00%, 11/01/2033 (Callable 05/01/2030)	175,000	148,695
West Virginia University, 0.00%, 04/01/2029 (e)	290,000	261,284
Wyoming County Board of Education
5.00%, 06/01/2027	875,000	899,585
5.00%, 06/01/2028	1,030,000	1,077,773
5.00%, 06/01/2029	1,095,000	1,166,445
5.00%, 06/01/2030	1,010,000	1,092,488
		17,566,222

Wisconsin - 3.9%
City of Kaukauna WI
5.00%, 06/01/2031	200,000	217,662
5.00%, 06/01/2032	200,000	219,941
City of Kaukauna WI Sanitary Sewer System Revenue, 5.00%, 06/01/2028 (Callable 06/01/2027)	4,500,000	4,596,467
City of Kaukauna WI Storm Water System Revenue, 5.00%, 09/01/2030 (Callable 09/01/2029)	2,300,000	2,438,808
City of Madison WI Water Utility Revenue, 4.00%, 01/01/2033 (Callable 01/01/2027)	700,000	704,877
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 05/02/2026)	180,000	180,012
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)	970,000	971,628
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 05/02/2026)	150,000	150,124
City of Stoughton WI Electric System Revenue, 2.00%, 04/01/2027 (Callable 05/02/2026)	120,000	118,240
County of St Croix WI, 2.60%, 03/01/2027	625,000	622,103
County of Waushara WI, 4.50%, 06/01/2027 (Callable 05/02/2026)	2,500,000	2,502,601
D C Everest Area School District/WI
3.63%, 04/01/2038 (Callable 04/01/2027)	1,310,000	1,322,970
3.63%, 04/01/2038 (Callable 04/01/2027)	1,290,000	1,302,772
De Soto Area School District/WI, 3.50%, 03/01/2030 (Callable 05/02/2026)	340,000	336,180
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	7,000,000	7,065,169
Fall River School District
6.00%, 04/01/2026	585,000	585,000
6.00%, 04/01/2027	630,000	649,843
6.00%, 04/01/2028	270,000	286,749
6.00%, 04/01/2029	130,000	141,741
6.00%, 04/01/2030	140,000	155,946
6.00%, 04/01/2031	150,000	170,053
Prairie Du Chien Area School District, 3.00%, 03/01/2029 (Callable 05/02/2026)	625,000	614,973
Public Finance Authority
5.00%, 07/01/2026 (b)	465,000	466,529
5.00%, 06/01/2027	265,000	268,956
5.00%, 07/01/2027 (c)	290,000	293,061
5.00%, 10/01/2027 (c)	1,705,000	1,733,537
3.25%, 01/01/2028	1,000,000	990,254
5.00%, 06/01/2028	550,000	564,317
5.00%, 07/01/2028 (c)	250,000	254,393
5.00%, 07/01/2028 (b)	1,245,000	1,280,063
9.00%, 11/01/2028 (Callable 11/01/2027) (c)	1,180,000	1,248,526
5.25%, 12/01/2028	960,000	1,003,509
3.25%, 01/01/2029	860,000	845,489
5.00%, 06/01/2029	225,000	232,646
5.00%, 07/01/2029 (b)	1,365,000	1,415,149
5.00%, 10/01/2029 (c)	3,000,000	3,104,704
5.25%, 12/01/2029	1,010,000	1,069,743
5.00%, 07/01/2030 (c)	995,000	1,020,183
5.00%, 06/01/2031 (Callable 06/01/2030)	800,000	851,481
4.00%, 01/01/2055 (c)	10,425,000	10,362,553
3.63%, 06/15/2063 (Callable 06/15/2029)	3,500,000	3,475,640
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2034 (Callable 10/01/2031)	415,000	449,875
Village of Ephraim WI
3.00%, 03/01/2030 (Callable 05/02/2026)	260,000	253,277
3.00%, 03/01/2031 (Callable 05/02/2026)	270,000	261,439
Village of Kewaskum WI
5.00%, 04/01/2026	175,000	175,000
5.00%, 04/01/2029	165,000	171,427
5.00%, 04/01/2030	330,000	345,694
Village of Mukwonago WI Waterworks System & Sewer System Revenue, 3.00%, 12/01/2029 (Callable 05/02/2026)	250,000	244,204
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	7,750,000	7,810,348
Wauwatosa School District, 4.00%, 03/01/2033 (Callable 03/01/2027)	1,750,000	1,762,458
Wisconsin Center District, 0.00%, 12/15/2031 (e)	1,000,000	821,899
Wisconsin Health & Educational Facilities Authority
5.00%, 11/01/2026	1,065,000	1,071,080
5.00%, 08/01/2027 (Callable 07/01/2026) (c)	7,000,000	7,028,424
4.00%, 09/15/2027	830,000	832,586
5.00%, 02/15/2028	515,000	533,548
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	839,377
5.00%, 04/01/2031 (Callable 10/01/2028)	550,000	575,701
4.00%, 10/15/2033 (Callable 10/15/2031)	1,045,000	1,066,303
5.00%, 12/01/2046 (Callable 06/01/2031) (a)	4,500,000	4,817,524
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 05/02/2026)	25,000	25,012
4.00%, 03/01/2048 (Callable 03/01/2027)	30,000	30,105
4.25%, 03/01/2049 (Callable 09/01/2028)	245,000	248,388
6.00%, 03/01/2055 (Callable 09/01/2033)	2,570,000	2,799,538
		87,997,799

Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board
5.00%, 06/15/2026	340,000	341,050
4.00%, 06/15/2033 (Callable 05/02/2026)	125,000	125,016
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 05/02/2026)	2,000,000	2,000,530
Wyoming Community Development Authority
2.60%, 12/01/2031 (Callable 06/01/2031)	645,000	603,804
4.00%, 12/01/2048 (Callable 06/01/2028)	1,445,000	1,452,572
3.75%, 12/01/2049 (Callable 12/01/2028)	175,000	175,040
3.50%, 06/01/2052 (Callable 06/01/2031)	460,000	457,642
		5,155,654
TOTAL MUNICIPAL BONDS (Cost $2,197,089,504)		2,202,125,939

U.S. TREASURY SECURITIES - 1.6%	Par	Value
United States Treasury Note/Bond, 3.75%, 05/31/2030	35,000,000	34,786,719
TOTAL U.S. TREASURY SECURITIES (Cost $34,704,688)		34,786,719

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.32% (g)	10,814,283	10,814,283
First American Government Obligations Fund - Class U, 3.60% (g)	1,465,060	1,465,060
TOTAL MONEY MARKET FUNDS (Cost $12,279,343)		12,279,343

TOTAL INVESTMENTS - 99.8% (Cost $2,244,073,535)		2,249,192,001
Other Assets in Excess of Liabilities - 0.2%		4,015,323
TOTAL NET ASSETS - 100.0%		$2,253,207,324

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $122,297,928 or 5.4% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $100,218,566 or 4.4% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Short-Term Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$2,202,125,939	$–	$2,202,125,939
U.S. Treasury Securities	–	34,786,719	–	34,786,719
Money Market Funds	12,279,343	–	–	12,279,343
Total Investments	$12,279,343	$2,236,912,658	$–	$2,249,192,001

Refer to the Schedule of Investments for further disaggregation of investment categories.